Schedule of Investments (unaudited)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Collaterized Mortgage Obligations

Mortgage-Backed Securities — 0.7%
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51 (Call 07/15/28)(a)	$200	$189,669
Series 2019-B9, Class A5, 4.02%, 03/15/52	50	46,955
Citigroup Commercial Mortgage Trust, Series 2019-GC43, Class A4, 3.04%, 11/10/52	340	295,690
Morgan Stanley Capital I Trust, Series 2019-H6, Class A4, 3.42%, 06/15/52	110	97,763
UBS Commercial Mortgage Trust, Series 2018-C08, Class A4, 3.98%, 02/15/51	125	117,057
Wells Fargo Commercial Mortgage Trust
4.01%, 03/15/51 (Call 03/15/28)(a)	250	235,727
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 04/15/30)	30	24,912
		1,007,773
Total Collaterized Mortgage Obligations — 0.7%
(Cost: $1,161,655)		1,007,773

Corporate Bonds & Notes

Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28 (Call 11/15/23)(b)	11	8,615
Clear Channel Outdoor Holdings Inc.
7.50%, 06/01/29 (Call 06/01/24)(b)	8	5,939
7.75%, 04/15/28 (Call 04/15/24)(b)(c)	17	12,755
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28 (Call 07/01/28)	15	14,362
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	5	4,265
3.75%, 02/15/28 (Call 02/15/23)	14	12,612
4.00%, 02/15/30 (Call 02/15/25)	3	2,622
4.88%, 01/15/29 (Call 01/15/24)(c)	3	2,790
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(b)(c)	3	1,073
Omnicom Group Inc., 2.60%, 08/01/31 (Call 05/01/31)	20	16,596
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 01/15/24)(b)	5	4,215
4.63%, 03/15/30 (Call 03/15/25)(b)	5	4,220
Stagwell Global LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	8	6,868
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(b)	13	9,983
		106,915
Aerospace & Defense — 0.3%
Boeing Co. (The)
3.20%, 03/01/29 (Call 12/01/28)	60	52,941
3.63%, 02/01/31 (Call 11/01/30)	30	26,457
5.15%, 05/01/30 (Call 02/01/30)	50	48,781
Bombardier Inc., 6.00%, 02/15/28 (Call 02/15/24)(b)	16	15,000
General Dynamics Corp., 3.63%, 04/01/30 (Call 01/01/30)	30	28,361
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	15	12,672
6.75%, 01/15/28	2	2,043
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	10	8,611
4.40%, 06/15/28 (Call 03/15/28)	60	58,151
Lockheed Martin Corp., 1.85%, 06/15/30 (Call 03/15/30)	10	8,270
Moog Inc., 4.25%, 12/15/27 (Call 01/03/23)(b)	10	9,062
Northrop Grumman Corp., 3.25%, 01/15/28 (Call 10/15/27)	35	32,527
Security	Par (000)	Value

Aerospace & Defense (continued)
Raytheon Technologies Corp., 4.13%, 11/16/28 (Call 08/16/28)	$75	$72,663
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)	7	5,495
9.38%, 11/30/29	15	15,786
TransDigm Inc.
4.63%, 01/15/29 (Call 01/15/24)	20	17,595
4.88%, 05/01/29 (Call 05/01/24)	5	4,386
		418,801
Agriculture — 0.2%
Altria Group Inc.
2.45%, 02/04/32 (Call 11/04/31)	25	18,996
4.80%, 02/14/29 (Call 11/14/28)	25	24,044
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	20	16,777
3.46%, 09/06/29 (Call 06/06/29)	20	17,210
4.74%, 03/16/32 (Call 12/16/31)	10	9,005
4.91%, 04/02/30 (Call 01/02/30)	20	18,555
7.75%, 10/19/32 (Call 07/19/32)	10	11,006
BAT International Finance PLC, 4.45%, 03/16/28 (Call 02/16/28)	25	23,299
Cargill Inc.
1.70%, 02/02/31 (Call 11/02/30)(b)	20	15,692
3.25%, 05/23/29 (Call 02/23/29)(b)	15	13,737
4.00%, 06/22/32 (Call 03/22/32)(b)	25	23,246
5.13%, 10/11/32 (Call 07/11/32)(b)(c)	5	5,075
Darling Ingredients Inc., 6.00%, 06/15/30 (Call 06/15/25)(b)	10	9,797
Philip Morris International Inc.
3.38%, 08/15/29 (Call 05/15/29)	25	22,491
5.63%, 11/17/29 (Call 09/17/29)	10	10,168
5.75%, 11/17/32	50	51,499
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	12	10,428
		301,025
Airlines — 0.1%
Air Canada Pass Through Trust, Series 2017-1, Class AA, 3.30%, 07/15/31(b)	4	3,387
American Airlines 2016-2 Class AA Pass Through Trust, Series 2016-2, Class AA, 3.20%, 12/15/29	11	9,708
American Airlines 2017-2 Class AA Pass Through Trust, Series 2017-2, Class AA, 3.35%, 04/15/31	11	9,907
American Airlines 2021-1 Class B Pass Through Trust, Series B, 3.95%, 01/11/32	2	1,582
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29(b)	37	34,551
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(c)	5	4,272
4.38%, 04/19/28 (Call 01/19/28)	10	9,142
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	25	23,688
United Airlines Inc., 4.63%, 04/15/29 (Call 10/15/28)(b)	25	22,133
United Airlines Pass Through Trust, Series 2016-2, Class AA, 2.88%, 04/07/30	4	3,098
		121,468
Apparel — 0.0%
Crocs Inc.
4.13%, 08/15/31 (Call 08/15/26)(b)	8	6,407
4.25%, 03/15/29 (Call 03/15/24)(b)(c)	3	2,491
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	5	4,134
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(b)	5	4,123
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(b)(c)	10	7,557
		24,712

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	$12	$10,052
5.88%, 06/01/29 (Call 06/01/24)(b)	4	3,807
American Honda Finance Corp., 3.50%, 02/15/28	16	15,039
BMW U.S. Capital LLC
3.70%, 04/01/32 (Call 01/01/32)(b)(c)	10	9,070
3.75%, 04/12/28 (Call 01/12/28)(b)	35	33,228
4.15%, 04/09/30 (Call 01/09/30)(b)	25	23,841
Ford Holdings LLC, 9.30%, 03/01/30	2	2,256
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	23	18,228
6.10%, 08/19/32 (Call 05/19/32)	20	19,195
6.38%, 02/01/29	1	978
6.63%, 10/01/28	3	3,020
7.45%, 07/16/31(c)	40	42,239
9.63%, 04/22/30 (Call 01/22/30)	3	3,452
Ford Motor Credit Co. LLC
2.90%, 02/16/28 (Call 12/16/27)	5	4,206
2.90%, 02/10/29 (Call 12/10/28)	10	8,244
3.63%, 06/17/31 (Call 03/17/31)	8	6,552
3.82%, 11/02/27 (Call 08/02/27)	5	4,472
4.00%, 11/13/30 (Call 08/13/30)	10	8,461
5.11%, 05/03/29 (Call 02/03/29)	10	9,274
General Motors Co.
5.00%, 10/01/28 (Call 07/01/28)	60	57,744
5.40%, 10/15/29 (Call 08/15/29)	10	9,666
5.60%, 10/15/32 (Call 07/15/32)	30	28,833
General Motors Financial Co. Inc., 5.65%, 01/17/29 (Call 10/17/28)	30	29,638
Honda Motor Co. Ltd., 2.97%, 03/10/32 (Call 12/10/31)	10	8,717
Hyundai Capital America
2.00%, 06/15/28 (Call 04/15/28)(b)	10	8,097
2.10%, 09/15/28 (Call 07/17/28)(b)	5	4,055
6.38%, 04/08/30 (Call 01/08/30)(b)(c)	40	40,667
Jaguar Land Rover Automotive PLC
5.50%, 07/15/29 (Call 07/15/24)(b)	3	2,159
5.88%, 01/15/28 (Call 01/15/24)(b)	10	7,707
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	20	24,831
Nissan Motor Acceptance Co. LLC, 2.45%, 09/15/28 (Call 07/15/28)(b)	40	30,864
PM General Purchaser LLC, 9.50%, 10/01/28 (Call 10/01/23)(b)	5	4,374
Toyota Motor Corp., 2.76%, 07/02/29	14	12,512
Toyota Motor Credit Corp.
3.38%, 04/01/30	85	77,974
4.45%, 06/29/29	10	9,902
Wabash National Corp., 4.50%, 10/15/28 (Call 10/15/24)(b)	3	2,546
		585,900
Auto Parts & Equipment — 0.0%
American Axle & Manufacturing Inc., 5.00%, 10/01/29 (Call 10/01/24)(c)	7	6,084
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	5	4,047
4.50%, 02/15/32 (Call 02/15/27)	5	3,954
5.63%, 06/15/28 (Call 06/15/23)	7	6,439
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(b)	5	4,299
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29 (Call 10/15/24)(b)	8	5,338
Security	Par (000)	Value

Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
5.00%, 07/15/29 (Call 04/15/29)	$9	$7,783
5.25%, 04/30/31 (Call 01/30/31)(c)	5	4,277
5.25%, 07/15/31 (Call 04/15/31)(c)	14	11,993
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29 (Call 02/01/24)(b)	5	3,451
Titan International Inc., 7.00%, 04/30/28 (Call 04/30/24)	5	4,750
Wheel Pros Inc., 6.50%, 05/15/29 (Call 05/15/24)(b)(c)	3	1,124
		63,539
Banks — 3.9%
Banco Santander SA, 2.75%, 12/03/30	20	15,022
Bank of America Corp.
1.90%, 07/23/31 (Call 07/23/30),
(1 day SOFR + 1.530%)(a)	25	19,491
1.92%, 10/24/31 (Call 10/24/30),
(1 day SOFR + 1.370%)(a)	95	73,631
2.30%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.220%)(a)	30	23,505
2.50%, 02/13/31 (Call 02/13/30),
(3 mo. LIBOR US + 0.990%)(a)	35	28,829
2.57%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.210%)(a)	60	47,784
2.59%, 04/29/31 (Call 04/29/30),
(1 day SOFR + 2.150%)(a)	35	28,925
2.69%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.320%)(a)	50	40,565
2.88%, 10/22/30 (Call 10/22/29),
(3 mo. LIBOR US + 1.190%)(a)	10	8,518
2.97%, 02/04/33 (Call 02/04/32),
(1 day SOFR + 1.330%)(a)	45	36,874
3.19%, 07/23/30 (Call 07/23/29),
(3 mo. LIBOR US + 1.180%)(a)	25	21,807
3.42%, 12/20/28 (Call 12/20/27),
(3 mo. LIBOR US + 1.040%)(a)	135	123,131
3.97%, 02/07/30 (Call 02/07/29),
(3 mo. LIBOR US + 1.210%)(a)	40	36,786
4.27%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.310%)(a)	30	28,236
4.57%, 04/27/33 (Call 04/27/32),
(1 day SOFR + 1.830%)(a)	65	60,583
5.02%, 07/22/33 (Call 07/22/32)(a)	65	62,800
Series N, 2.65%, 03/11/32 (Call 03/11/31),
(1 day SOFR + 1.220%)(a)	50	40,606
Bank of Montreal
3.09%, 01/10/37 (Call 01/10/32)(a)	30	22,828
3.80%, 12/15/32 (Call 12/15/27)(a)	35	30,917
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31 (Call 10/28/30)	30	23,580
2.50%, 01/26/32 (Call 10/26/31)	35	28,772
3.00%, 10/30/28 (Call 07/30/28)	10	9,077
3.30%, 08/23/29 (Call 05/23/29)	20	18,034
3.40%, 01/29/28 (Call 10/29/27)	10	9,370
3.85%, 04/28/28	15	14,456
3.85%, 04/26/29 (Call 02/26/29)	10	9,323
5.83%, 10/25/33	15	15,796
Series J, 1.90%, 01/25/29 (Call 11/25/28)	10	8,340
Bank of Nova Scotia (The), 2.45%, 02/02/32	70	56,683
BankUnited Inc., 5.13%, 06/11/30 (Call 03/11/30)	5	4,642
Barclays PLC, 4.97%, 05/16/29 (Call 05/16/28), (3 mo. LIBOR US + 1.902%)(a)	220	206,391

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
BNP Paribas SA, 2.16%, 09/15/29 (Call 09/15/28),
(1 day SOFR + 1.218%)(a)(b)	$200	$163,056
Canadian Imperial Bank of Commerce, 3.60%, 04/07/32 (Call 03/07/32)	21	18,719
Citigroup Inc.
2.52%, 11/03/32 (Call 11/03/31),
(1 day SOFR + 1.177%)(a)	45	35,510
2.56%, 05/01/32 (Call 05/01/31),
(1 day SOFR + 1.167%)(a)	35	28,020
2.57%, 06/03/31 (Call 06/03/30),
(1 day SOFR + 2.107%)(a)	90	73,848
2.67%, 01/29/31 (Call 01/29/30),
(1 day SOFR + 1.146%)(a)	75	62,388
2.98%, 11/05/30 (Call 11/05/29),
(1 day SOFR + 1.422%)(a)	25	21,358
3.06%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.351%)(a)	25	20,566
3.79%, 03/17/33 (Call 03/17/32),
(1 day SOFR + 1.939%)(a)	25	21,828
3.98%, 03/20/30 (Call 03/20/29),
(3 mo. LIBOR US + 1.338%)(a)	35	32,055
4.08%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.192%)(a)	10	9,343
4.13%, 07/25/28	25	23,634
4.41%, 03/31/31 (Call 03/31/30),
(1 day SOFR + 3.914%)(a)	60	55,978
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 11/06/29)	35	28,605
2.64%, 09/30/32 (Call 07/02/32)	20	15,024
Comerica Inc., 4.00%, 02/01/29 (Call 11/03/28)	10	9,429
Commonwealth Bank of Australia, 3.90%, 03/16/28(b)	50	47,858
Credit Suisse Group AG, 4.28%, 01/09/28 (Call 01/09/27)(b)	210	170,564
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30),
(1 day SOFR + 2.757%)(a)	10	7,371
3.74%, 01/07/33 (Call 10/07/31),
(1 day SOFR + 2.257%)(a)	10	7,148
4.88%, 12/01/32 (Call 12/01/27)(a)	5	4,087
5.88%, 07/08/31 (Call 04/08/30),
(1 day SOFR + 5.438%)(a)	5	4,327
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	10	10,138
Fifth Third Bancorp.
3.95%, 03/14/28 (Call 02/14/28)	30	28,476
4.77%, 07/28/30 (Call 07/28/29)(a)	10	9,479
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	5	5,131
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32 (Call 01/27/31),
(1 day SOFR + 1.090%)(a)	30	23,186
2.38%, 07/21/32 (Call 07/21/31),
(1 day SOFR + 1.248%)(a)	35	27,684
2.60%, 02/07/30 (Call 11/07/29)	25	20,966
2.62%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.281%)(a)	50	40,393
2.65%, 10/21/32 (Call 10/21/31),
(1 day SOFR + 1.264%)(a)	65	52,164
3.10%, 02/24/33 (Call 02/24/32),
(1 day SOFR + 1.410%)(a)	60	49,835
3.80%, 03/15/30 (Call 12/15/29)	20	18,200
3.81%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.158%)(a)	35	32,217
Security	Par (000)	Value

Banks (continued)
4.22%, 05/01/29 (Call 05/01/28),
(3 mo. LIBOR US + 1.301%)(a)	$75	$70,403
HSBC Holdings PLC, 2.80%, 05/24/32 (Call 05/24/31),
(1 day SOFR + 1.187%)(a)	270	209,093
Huntington Bancshares Inc., 2.49%, 08/15/36 (Call 08/15/31)(a)	15	11,024
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 11/04/29)	40	33,158
Intesa Sanpaolo SpA, 4.20%, 06/01/32 (Call 06/01/31)(a)(b)	10	7,332
JPMorgan Chase & Co.
1.76%, 11/19/31 (Call 11/19/30),
(3 mo. SOFR + 1.105%)(a)	40	30,820
2.07%, 06/01/29 (Call 06/01/28),
(1 day SOFR + 1.015%)(a)	25	21,042
2.52%, 04/22/31 (Call 04/22/30),
(1 day SOFR + 2.040%)(a)	60	49,766
2.55%, 11/08/32 (Call 11/08/31),
(1 day SOFR + 1.180%)(a)	70	56,097
2.58%, 04/22/32 (Call 04/22/31),
(1 day SOFR + 1.250%)(a)	75	60,929
2.74%, 10/15/30 (Call 10/15/29),
(1 day SOFR + 1.510%)(a)	20	16,985
2.96%, 05/13/31 (Call 05/13/30),
(1 day SOFR + 2.515%)(a)	80	66,287
2.96%, 01/25/33 (Call 01/25/32),
(1 day SOFR + 1.260%)(a)	40	33,044
3.51%, 01/23/29 (Call 01/23/28),
(3 mo. LIBOR US + 0.945%)(a)	85	77,682
4.01%, 04/23/29 (Call 04/23/28),
(3 mo. LIBOR US + 1.120%)(a)	25	23,330
4.20%, 07/23/29 (Call 07/23/28),
(3 mo. LIBOR US + 1.260%)(a)	35	32,934
4.49%, 03/24/31 (Call 03/24/30),
(1 day SOFR + 3.790%)(a)	25	23,715
4.57%, 06/14/30 (Call 06/14/29)(a)	10	9,537
4.59%, 04/26/33 (Call 04/26/32),
(1 day SOFR + 1.800%)(a)	75	70,579
4.91%, 07/25/33 (Call 07/25/32)(a)	45	43,425
KeyCorp, 2.55%, 10/01/29	25	21,151
Kreditanstalt fuer Wiederaufbau, 1.75%, 09/14/29	80	70,178
Macquarie Group Ltd.
2.69%, 06/23/32 (Call 06/23/31),
(1 day SOFR + 1.440%)(a)(b)	20	15,378
4.65%, 03/27/29 (Call 03/27/28),
(3 mo. LIBOR US + 1.727%)(a)(b)	50	46,975
5.03%, 01/15/30 (Call 01/15/29),
(3 mo. LIBOR US + 1.750%)(a)(b)	80	75,462
Mitsubishi UFJ Financial Group Inc.
3.74%, 03/07/29	65	59,965
3.96%, 03/02/28	25	23,573
4.05%, 09/11/28	35	32,885
Mizuho Financial Group Inc.
2.56%, 09/13/31	20	15,276
5.67%, 09/13/33 (Call 09/13/32)(a)	70	70,141
Morgan Stanley
1.79%, 02/13/32 (Call 02/13/31),
(1 day SOFR + 1.034%)(a)	35	26,660
1.93%, 04/28/32 (Call 04/28/31),
(1 day SOFR + 1.020%)(a)	50	38,316
2.48%, 09/16/36 (Call 09/16/31),
(1 day SOFR + 1.360%)(a)	35	25,967

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.51%, 10/20/32 (Call 10/20/31),
(1 day SOFR + 1.200%)(a)	$45	$35,791
2.70%, 01/22/31 (Call 01/22/30),
(1 day SOFR + 1.143%)(a)	30	25,199
2.94%, 01/21/33 (Call 01/21/32),
(1 day SOFR + 1.290%)(a)	70	57,369
3.62%, 04/01/31 (Call 04/01/30),
(1 day SOFR + 3.120%)(a)	30	26,754
3.77%, 01/24/29 (Call 01/24/28),
(3 mo. LIBOR US + 1.140%)(a)	60	55,370
4.43%, 01/23/30 (Call 01/23/29),
(3 mo. LIBOR US + 1.628%)(a)	10	9,478
4.89%, 07/20/33 (Call 07/20/32)(a)	25	23,855
6.34%, 10/18/33	20	21,261
7.25%, 04/01/32	50	57,363
National Australia Bank Ltd., 2.33%, 08/21/30(b)	20	15,236
Northern Trust Corp.
1.95%, 05/01/30 (Call 02/01/30)	35	29,090
3.15%, 05/03/29 (Call 02/03/29)	10	9,171
PNC Financial Services Group Inc. (The)
2.55%, 01/22/30 (Call 10/24/29)	80	67,998
3.45%, 04/23/29 (Call 01/23/29)	50	46,059
6.04%, 10/28/33	25	26,269
Regions Financial Corp., 1.80%, 08/12/28 (Call 06/12/28)	40	33,992
Royal Bank of Canada, 2.30%, 11/03/31	80	64,566
Societe Generale SA, 3.00%, 01/22/30(b)	20	16,213
Standard Chartered PLC, 4.64%, 04/01/31 (Call 04/01/30)(a)(b)	100	89,797
State Street Corp.
2.40%, 01/24/30	10	8,535
2.62%, 02/07/33 (Call 02/07/32),
(1 day SOFR + 1.002%)(a)	65	53,518
3.03%, 11/01/34 (Call 11/01/29),
(1 day SOFR + 1.490%)(a)	15	12,713
4.16%, 08/04/33 (Call 08/04/32)(a)	10	9,311
Sumitomo Mitsui Financial Group Inc.
2.14%, 09/23/30	25	19,373
3.04%, 07/16/29	40	34,862
4.31%, 10/16/28	15	14,141
SVB Financial Group
1.80%, 02/02/31 (Call 11/02/30)	25	17,877
2.10%, 05/15/28 (Call 03/15/28)	10	8,200
4.57%, 04/29/33 (Call 04/29/32)(a)	10	8,924
Toronto-Dominion Bank (The)
2.00%, 09/10/31	30	23,635
3.20%, 03/10/32	20	17,311
4.46%, 06/08/32	30	28,725
Truist Financial Corp.
3.88%, 03/19/29 (Call 02/16/29)	15	13,890
4.92%, 07/28/33 (Call 07/28/32)(a)	20	18,862
6.12%, 10/28/33	25	26,347
U.S. Bancorp.
1.38%, 07/22/30 (Call 04/22/30)	50	39,056
2.49%, 11/03/36 (Call 11/03/31)(a)	20	15,505
3.00%, 07/30/29 (Call 04/30/29)	25	22,206
4.97%, 07/22/33 (Call 07/22/32)(a)	20	19,057
5.85%, 10/21/33	10	10,433
UBS Group AG, 2.10%, 02/11/32 (Call 02/11/31)(a)(b)	20	15,162
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(b)	20	15,823
Security	Par (000)	Value

Banks (continued)
7.30%, 04/02/34 (Call 04/02/29)(a)(b)	$10	$9,053
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	25	22,743
Wells Fargo & Co.
2.57%, 02/11/31 (Call 02/11/30),
(1 day SOFR + 1.262%)(a)	35	29,343
2.88%, 10/30/30 (Call 10/30/29),
(3 mo. SOFR + 1.432%)(a)	60	51,656
3.35%, 03/02/33 (Call 03/02/32),
(1 day SOFR + 1.500%)(a)	75	64,127
4.15%, 01/24/29 (Call 10/24/28)	45	42,484
4.90%, 07/25/33 (Call 07/25/32)(a)	50	48,178
Westpac Banking Corp.
2.15%, 06/03/31	55	45,635
2.67%, 11/15/35 (Call 11/15/30)(a)	35	25,698
4.11%, 07/24/34 (Call 07/24/29)(a)	51	43,444
		5,349,654
Beverages — 0.4%
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	35	32,305
4.00%, 04/13/28 (Call 01/13/28)	37	35,858
4.75%, 01/23/29 (Call 10/23/28)	60	60,008
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29 (Call 04/27/26)(d)	60	53,920
Coca-Cola Co. (The)
1.00%, 03/15/28	25	21,200
2.13%, 09/06/29	75	65,326
2.25%, 01/05/32	35	29,531
Constellation Brands Inc.
3.15%, 08/01/29 (Call 05/01/29)	15	13,324
4.65%, 11/15/28 (Call 08/15/28)	25	24,464
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(b)	7	6,643
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (Call 02/01/30)	15	13,217
3.95%, 04/15/29 (Call 02/15/29)	70	66,079
4.05%, 04/15/32 (Call 01/15/32)	10	9,208
PepsiCo Inc.
1.63%, 05/01/30 (Call 02/01/30)	10	8,298
1.95%, 10/21/31 (Call 07/21/31)	30	24,703
2.63%, 07/29/29 (Call 04/29/29)	75	67,054
2.75%, 03/19/30 (Call 12/19/29)	60	53,467
Primo Water Holdings Inc., 4.38%, 04/30/29 (Call 04/30/24)(b)	6	5,172
Triton Water Holdings Inc., 6.25%, 04/01/29 (Call 04/01/24)(b)	6	4,673
		594,450
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28 (Call 06/15/28)	50	42,492
2.00%, 01/15/32 (Call 10/15/31)	40	31,878
2.45%, 02/21/30 (Call 11/21/29)	25	21,451
3.35%, 02/22/32 (Call 11/22/31)	10	8,940
Biogen Inc., 2.25%, 05/01/30 (Call 02/01/30)	30	24,768
CSL Finance PLC, 4.25%, 04/27/32 (Call 01/27/32)(b)	20	19,026
Emergent BioSolutions Inc., 3.88%, 08/15/28 (Call 08/15/23)(b)	6	2,700
Gilead Sciences Inc., 1.65%, 10/01/30 (Call 07/01/30)	20	16,118
Grifols Escrow Issuer SA, 4.75%, 10/15/28 (Call 10/15/24)(b)	5	4,183
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30 (Call 06/15/30)	50	39,304
Royalty Pharma PLC, 2.15%, 09/02/31 (Call 06/02/31)	30	23,129
		233,989

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Building Materials — 0.2%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	$3	$2,589
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(b)	15	12,167
5.00%, 03/01/30 (Call 03/01/25)(b)	5	4,434
6.38%, 06/15/32 (Call 06/15/27)(b)	10	9,268
Camelot Return Merger Sub Inc., 8.75%, 08/01/28 (Call 07/22/24)(b)	10	8,998
Carrier Global Corp., 2.72%, 02/15/30 (Call 11/15/29)	15	12,804
Cornerstone Building Brands Inc., 6.13%, 01/15/29 (Call 09/15/23)(b)	5	3,378
CP Atlas Buyer Inc., 7.00%, 12/01/28 (Call 12/01/23)(b)(c)	5	3,658
Fortune Brands Home & Security Inc., 3.25%, 09/15/29 (Call 06/15/29)	25	21,573
Griffon Corp., 5.75%, 03/01/28 (Call 03/01/23)	10	9,301
Jeld-Wen Inc., 4.88%, 12/15/27 (Call 01/03/23)(b)	3	2,347
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31 (Call 06/16/31)	55	43,608
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,553
Masco Corp., 2.00%, 02/15/31 (Call 11/15/30)	25	19,509
Masonite International Corp., 3.50%, 02/15/30 (Call 08/15/29)(b)(c)	5	3,914
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30 (Call 02/01/25)(b)	5	4,098
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28 (Call 07/15/24)(b)	4	3,616
9.75%, 07/15/28 (Call 07/15/23)(b)	2	1,846
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30 (Call 04/15/25)(b)	7	6,188
Owens Corning, 3.95%, 08/15/29 (Call 05/15/29)	25	22,762
PGT Innovations Inc., 4.38%, 10/01/29 (Call 10/01/24)(b)	7	5,894
SRM Escrow Issuer LLC, 6.00%, 11/01/28 (Call 11/01/23)(b)	18	16,019
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	8	6,140
4.38%, 07/15/30 (Call 07/15/25)(b)	27	22,134
4.75%, 01/15/28 (Call 01/15/23)(b)	7	6,349
Summit Materials LLC/Summit Materials Finance Corp., 5.25%, 01/15/29 (Call 07/15/23)(b)	5	4,616
Victors Merger Corp., 6.38%, 05/15/29 (Call 05/15/24)(b)(c)	5	3,202
		262,965
Chemicals — 0.3%
Air Products and Chemicals Inc., 2.05%, 05/15/30 (Call 02/15/30)	30	25,236
Ashland LLC, 3.38%, 09/01/31 (Call 06/01/31)(b)	5	4,005
ASP Unifrax Holdings Inc
5.25%, 09/30/28 (Call 09/30/24)(b)	11	9,087
7.50%, 09/30/29 (Call 09/30/24)(b)(c)	3	2,006
Avient Corp., 7.13%, 08/01/30 (Call 08/01/25)(b)	10	9,810
Axalta Coating Systems LLC, 3.38%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,095
Cabot Corp., 4.00%, 07/01/29 (Call 04/01/29)	5	4,494
Celanese U.S. Holdings LLC, 6.38%, 07/15/32 (Call 04/15/32)	35	33,418
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	15	12,054
5.75%, 11/15/28 (Call 11/15/23)(b)	6	5,273
Consolidated Energy Finance SA, 5.63%, 10/15/28 (Call 10/15/24)(b)	4	3,493
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28 (Call 06/15/24)(b)	5	4,516
Diamond BC BV, 4.63%, 10/01/29 (Call 10/01/24)(b)	5	3,769
Dow Chemical Co. (The)
2.10%, 11/15/30 (Call 08/15/30)	20	16,004
Security	Par (000)	Value

Chemicals (continued)
4.80%, 11/30/28 (Call 08/30/28)	$10	$9,885
DuPont de Nemours Inc., 4.73%, 11/15/28 (Call 08/15/28)	40	39,836
Ecolab Inc., 2.13%, 02/01/32 (Call 11/01/31)(c)	25	20,213
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	11	9,411
EverArc Escrow Sarl, 5.00%, 10/30/29 (Call 10/30/24)(b)	5	3,999
HB Fuller Co., 4.25%, 10/15/28 (Call 10/15/23)	2	1,782
Huntsman International LLC, 4.50%, 05/01/29 (Call 02/01/29)	20	18,130
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(b)	5	4,147
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	5	4,263
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(b)	3	2,943
International Flavors & Fragrances Inc.
2.30%, 11/01/30 (Call 08/01/30)(b)	25	19,807
4.45%, 09/26/28 (Call 06/26/28)	5	4,717
Iris Holdings Inc., 10.00%, 12/15/28 (Call 06/15/25)(b)	5	4,370
LSF11 A5 HoldCo LLC, 6.63%, 10/15/29 (Call 10/15/24)(b)(c)	8	6,501
Methanex Corp., 5.25%, 12/15/29 (Call 09/15/29)	5	4,468
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	3	2,647
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	5	4,325
Nutrien Ltd., 4.20%, 04/01/29 (Call 01/01/29)	10	9,465
Olin Corp., 5.63%, 08/01/29 (Call 08/01/24)	10	9,476
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(b)	5	4,051
6.25%, 10/01/29 (Call 10/01/24)(b)	7	5,037
PPG Industries Inc., 2.80%, 08/15/29 (Call 05/15/29)	20	17,431
RPM International Inc., 2.95%, 01/15/32 (Call 10/15/31)	20	15,956
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 05/01/24)(b)	8	7,123
6.63%, 05/01/29 (Call 05/01/24)(b)	10	8,346
Sherwin-Williams Co. (The)
2.20%, 03/15/32 (Call 12/15/31)	10	7,931
2.95%, 08/15/29 (Call 05/15/29)	10	8,810
Trinseo Materials Operating SCA/Trinseo Materials
Finance Inc., 5.13%, 04/01/29 (Call 04/01/24)(b)(c)	5	3,207
Tronox Inc., 4.63%, 03/15/29 (Call 03/15/24)(b)	13	10,491
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	5	4,073
4.25%, 02/15/30 (Call 02/15/25)(b)	5	4,864
Vibrantz Technologies Inc., 9.00%, 02/15/30 (Call 02/15/25)(b)(c)	6	4,501
WR Grace Holdings LLC, 5.63%, 08/15/29 (Call 08/15/24)(b)	19	15,658
Yara International ASA, 4.75%, 06/01/28 (Call 03/01/28)(b)	21	19,473
YPF SA, 2.50%, 06/30/29 (Call 12/30/28)(d)	25	17,844
		472,441
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	5	4,247
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	3	2,969
		7,216
Commercial Services — 0.4%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(b)(c)	7	6,104
4.88%, 07/15/32(b)	15	13,081
Adtalem Global Education Inc., 5.50%, 03/01/28 (Call 03/01/24)(b)	3	2,803
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/29 (Call 06/01/24)(b)(c)	7	5,035
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl 4.63%, 06/01/28 (Call 06/01/24)(b)	30	25,328

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
AMN Healthcare Inc., 4.00%, 04/15/29 (Call 04/15/24)(b)	$5	$4,386
APi Group DE Inc., 4.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	4,161
APX Group Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)	6	5,112
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	5	4,464
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 04/01/24)(b)(c)	5	4,390
5.38%, 03/01/29 (Call 03/01/24)(b)(c)	7	6,186
Block Financial LLC, 3.88%, 08/15/30 (Call 05/15/30)	10	8,851
Block Inc., 3.50%, 06/01/31 (Call 03/01/31)(c)	8	6,497
Carriage Services Inc., 4.25%, 05/15/29 (Call 05/15/24)(b)	3	2,249
CoreLogic Inc., 4.50%, 05/01/28 (Call 05/01/24)(b)(c)	5	3,690
Deluxe Corp., 8.00%, 06/01/29 (Call 06/01/24)(b)	10	8,276
Equifax Inc., 2.35%, 09/15/31 (Call 06/15/31)	25	19,366
Garda World Security Corp., 6.00%, 06/01/29 (Call 06/01/24)(b)	5	4,018
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,383
3.75%, 10/01/30 (Call 10/01/25)(b)	16	13,842
4.50%, 07/01/28 (Call 07/01/23)(b)	6	5,646
GEO Group Inc., 10.50%, 06/30/28 (Call 12/12/22)	10	10,131
Global Payments Inc.
2.90%, 05/15/30 (Call 02/15/30)	20	16,476
4.45%, 06/01/28 (Call 03/01/28)	60	56,130
5.40%, 08/15/32 (Call 05/15/32)	5	4,808
Grand Canyon University, 5.13%, 10/01/28 (Call 08/01/28)	3	2,788
GXO Logistics Inc., 2.65%, 07/15/31 (Call 04/15/31)	30	22,260
HealthEquity Inc., 4.50%, 10/01/29 (Call 10/01/24)(b)	5	4,380
Hertz Corp. (The), 5.00%, 12/01/29 (Call 12/01/24)(b)	18	14,242
Korn Ferry, 4.63%, 12/15/27 (Call 01/03/23)(b)	3	2,745
Metis Merger Sub LLC, 6.50%, 05/15/29 (Call 05/15/24)(b)	5	4,066
Moody’s Corp., 4.25%, 02/01/29 (Call 11/01/28)	5	4,808
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(b)	10	7,990
5.75%, 11/01/28 (Call 11/01/23)(b)(c)	17	12,126
Neptune Bidco U.S. Inc., 9.29%, 04/15/29 (Call 10/15/25)(b)	25	24,073
NESCO Holdings II Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)	12	10,619
PayPal Holdings Inc.
2.30%, 06/01/30 (Call 03/01/30)(c)	15	12,452
2.85%, 10/01/29 (Call 07/01/29)	15	13,134
4.40%, 06/01/32 (Call 03/01/32)	10	9,528
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29 (Call 06/15/24)(b)(c)	3	2,214
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29 (Call 11/15/24)(b)	4	2,370
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28 (Call 01/15/23)(b)	10	9,333
PROG Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	5	4,364
RELX Capital Inc., 3.00%, 05/22/30 (Call 02/22/30)	35	30,401
Rent-A-Center Inc./TX, 6.38%, 02/15/29 (Call 02/15/24)(b)	5	4,124
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	25	21,670
4.75%, 08/01/28 (Call 05/01/28)(b)	20	19,907
Sabre GLBL Inc., 11.25%, 12/15/27 (Call 06/15/25)(b)	10	10,254
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	10	8,325
4.00%, 05/15/31 (Call 05/15/26)	10	8,567
5.13%, 06/01/29 (Call 06/01/24)	15	14,220
Signal Parent Inc., 6.13%, 04/01/29 (Call 04/01/24)(b)	3	1,238
StoneMor Inc., 8.50%, 05/15/29 (Call 05/15/24)(b)	4	3,312
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	5	4,155
Security	Par (000)	Value

Commercial Services (continued)
Triton Container International Ltd., 3.15%, 06/15/31 (Call 03/15/31)(b)	$10	$7,894
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)	6	4,952
3.88%, 02/15/31 (Call 08/15/25)	18	15,484
4.00%, 07/15/30 (Call 07/15/25)	5	4,344
4.88%, 01/15/28 (Call 01/15/23)	22	21,004
5.25%, 01/15/30 (Call 01/15/25)	5	4,731
Verisk Analytics Inc., 4.13%, 03/15/29 (Call 12/15/28)	10	9,480
Williams Scotsman International Inc., 4.63%, 08/15/28 (Call 08/15/23)(b)	5	4,545
WW International Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)(c)	5	2,881
ZipRecruiter Inc., 5.00%, 01/15/30 (Call 01/15/25)(b)	5	4,086
		614,479
Computers — 0.4%
Ahead DB Holdings LLC, 6.63%, 05/01/28 (Call 05/01/24)(b)	3	2,445
Apple Inc.
1.40%, 08/05/28 (Call 06/05/28)	25	21,461
1.65%, 05/11/30 (Call 02/11/30)	15	12,507
1.70%, 08/05/31 (Call 05/05/31)	40	32,569
2.20%, 09/11/29 (Call 06/11/29)	20	17,531
3.25%, 08/08/29 (Call 06/08/29)	5	4,692
3.35%, 08/08/32 (Call 05/08/32)	80	73,763
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	15	13,518
4.00%, 07/01/29 (Call 07/01/24)(b)	5	4,448
Condor Merger Sub Inc., 7.38%, 02/15/30 (Call 02/15/25)(b)(c)	20	16,542
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29 (Call 11/01/24)(b)	9	7,461
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)	6	5,067
Dell Inc., 7.10%, 04/15/28	15	15,841
Dell International LLC/EMC Corp., 6.20%, 07/15/30 (Call 04/15/30)	25	25,758
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	20	17,190
4.20%, 04/15/32 (Call 01/15/32)	10	8,763
5.50%, 01/15/33 (Call 10/15/32)	10	9,551
International Business Machines Corp., 1.95%, 05/15/30 (Call 02/15/30)	100	82,364
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	2	1,781
Kyndryl Holdings Inc., 3.15%, 10/15/31 (Call 07/15/31)	15	9,944
Leidos Inc., 2.30%, 02/15/31 (Call 11/15/30)	10	7,738
NCR Corp.
5.00%, 10/01/28 (Call 10/01/23)(b)	7	6,089
5.13%, 04/15/29 (Call 04/15/24)(b)	20	17,207
5.25%, 10/01/30 (Call 10/01/25)(b)	3	2,535
6.13%, 09/01/29 (Call 09/01/24)(b)(c)	5	4,853
NetApp Inc., 2.70%, 06/22/30 (Call 03/22/30)	25	20,925
Presidio Holdings Inc., 8.25%, 02/01/28 (Call 02/01/23)(b)(c)	15	13,629
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(b)	8	7,370
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)	5	4,138
4.13%, 01/15/31 (Call 10/15/30)	5	3,918
9.63%, 12/01/32	8	8,898
Virtusa Corp., 7.13%, 12/15/28 (Call 12/15/23)(b)	3	2,252
Western Digital Corp., 3.10%, 02/01/32 (Call 11/01/31)	10	7,432
		490,180
Cosmetics & Personal Care — 0.1%
Coty Inc./HFC Prestige Products Inc./HFC Prestige
International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	5	4,457

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Cosmetics & Personal Care (continued)
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(b)	$5	$4,373
5.50%, 06/01/28 (Call 06/01/23)(b)	5	4,755
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29 (Call 09/01/29)	5	4,312
Procter & Gamble Co. (The), 2.30%, 02/01/32(c)	50	42,861
Unilever Capital Corp., 1.75%, 08/12/31 (Call 05/12/31)	100	79,955
		140,713
Distribution & Wholesale — 0.0%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(b)	5	4,127
4.00%, 01/15/28 (Call 01/15/23)(b)	10	9,049
H&E Equipment Services Inc., 3.88%, 12/15/28 (Call 12/15/23)(b)	13	11,241
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(b)	2	1,584
		26,001
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28 (Call 08/29/28)	150	125,935
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(b)	5	4,671
Air Lease Corp., 2.10%, 09/01/28 (Call 07/01/28)	65	52,924
Ally Financial Inc. 8.00%, 11/01/31	45	48,158
American Express Co.
4.05%, 05/03/29 (Call 03/03/29)	10	9,567
4.42%, 08/03/33 (Call 08/03/32)(a)	10	9,490
4.99%, 05/26/33 (Call 02/26/32)(a)	25	24,035
Aretec Escrow Issuer Inc., 7.50%, 04/01/29 (Call 04/01/24)(b)	3	2,475
Armor Holdco Inc., 8.50%, 11/15/29 (Call 11/15/24)(b)	3	2,258
Avolon Holdings Funding Ltd., 2.75%, 02/21/28 (Call 12/21/27)(b)	40	32,052
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28 (Call 06/05/28)(b)	10	8,188
2.00%, 01/30/32 (Call 10/30/31)(b)	10	7,501
2.50%, 01/10/30 (Call 10/10/29)(b)	70	57,496
2.55%, 03/30/32 (Call 12/30/31)(b)	5	4,004
Blue Owl Finance LLC, 4.38%, 02/15/32 (Call 11/15/31)(b)	10	7,919
Brookfield Finance Inc., 4.35%, 04/15/30 (Call 01/15/30)	25	22,987
Burford Capital Global Finance LLC, 6.88%, 04/15/30 (Call 04/15/25)(b)	5	4,538
Capital One Financial Corp.
2.36%, 07/29/32 (Call 07/29/31),
(1 day SOFR + 1.337%)(a)	55	40,145
2.62%, 11/02/32 (Call 11/02/31),
(1 day SOFR + 1.265%)(a)	5	3,865
3.27%, 03/01/30 (Call 03/01/29),
(1 day SOFR + 1.790%)(a)	20	17,206
3.80%, 01/31/28 (Call 12/31/27)	25	23,467
Charles Schwab Corp. (The)
1.95%, 12/01/31 (Call 09/01/31)	40	31,734
2.90%, 03/03/32 (Call 12/03/31)	50	42,968
3.20%, 01/25/28 (Call 10/25/27)	10	9,369
3.25%, 05/22/29 (Call 02/22/29)	10	9,148
4.00%, 02/01/29 (Call 11/01/28)	5	4,799
CI Financial Corp., 3.20%, 12/17/30 (Call 09/17/30)	30	23,097
CME Group Inc., 3.75%, 06/15/28 (Call 03/15/28)	10	9,678
Cobra AcquisitionCo LLC, 6.38%, 11/01/29 (Call 11/01/24)(b)	8	5,093
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(b)	17	9,834
3.63%, 10/01/31 (Call 10/01/26)(b)(c)	8	4,316
Curo Group Holdings Corp., 7.50%, 08/01/28 (Call 08/01/24)(b)	13	5,329
Security	Par (000)	Value

Diversified Financial Services (continued)
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28 (Call 08/15/24)(b)	$3	$2,049
Hightower Holding LLC, 6.75%, 04/15/29 (Call 04/15/24)(b)	3	2,490
Intercontinental Exchange Inc.
4.35%, 06/15/29 (Call 04/15/29)	20	19,735
4.60%, 03/15/33 (Call 12/15/32)	20	19,428
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(b)	5	4,398
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	10	8,438
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 2.63%, 10/15/31 (Call 07/15/31)	40	30,367
Lazard Group LLC, 4.38%, 03/11/29 (Call 12/11/28)	55	51,468
LD Holdings Group LLC, 6.13%, 04/01/28 (Call 04/01/24)(b)	5	2,526
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	10	8,743
4.38%, 05/15/31 (Call 05/15/26)(b)	3	2,592
Mastercard Inc.
2.95%, 06/01/29 (Call 03/01/29)	10	9,163
3.35%, 03/26/30 (Call 12/26/29)	40	37,290
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	3	2,389
6.50%, 05/01/28 (Call 05/01/24)(b)	8	6,976
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30 (Call 12/15/25)(b)	5	3,954
5.50%, 08/15/28 (Call 08/15/23)(b)	6	5,084
5.75%, 11/15/31 (Call 11/15/26)(b)	14	11,168
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	5	4,085
5.50%, 03/15/29 (Call 06/15/28)	10	8,221
NFP Corp.
4.88%, 08/15/28 (Call 08/15/23)(b)	5	4,357
6.88%, 08/15/28 (Call 08/15/23)(b)	20	16,919
7.50%, 10/01/30 (Call 10/01/25)(b)	10	9,617
Nomura Holdings Inc., 5.61%, 07/06/29	100	98,678
Nuveen LLC, 4.00%, 11/01/28 (Call 08/01/28)(b)	20	18,789
OneMain Finance Corp.
3.88%, 09/15/28 (Call 09/15/24)	5	3,970
4.00%, 09/15/30 (Call 09/15/25)	21	15,861
5.38%, 11/15/29 (Call 05/15/29)	5	4,178
6.63%, 01/15/28 (Call 07/15/27)	6	5,516
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	5	3,919
5.75%, 09/15/31 (Call 09/15/26)(b)	5	4,003
Power Finance Corp. Ltd., 3.90%, 09/16/29(d)	200	179,108
PRA Group Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	3	2,469
Raymond James Financial Inc., 4.65%, 04/01/30 (Call 01/01/30)	25	24,425
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29 (Call 03/01/24)(b)	5	4,024
3.88%, 03/01/31 (Call 03/01/26)(b)	20	15,467
Stifel Financial Corp., 4.00%, 05/15/30 (Call 02/15/30)	25	21,935
Synchrony Financial, 5.15%, 03/19/29 (Call 12/19/28)	40	38,196
United Wholesale Mortgage LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)	7	5,795
Visa Inc., 2.05%, 04/15/30 (Call 01/15/30)	35	30,239
VistaJet Malta Finance PLC/XO Management Holding Inc., 6.38%, 02/01/30 (Call 02/01/25)(b)	8	6,566
		1,418,841

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric — 1.2%
Alliant Energy Finance LLC
3.60%, 03/01/32 (Call 12/01/31)(b)	$20	$17,489
4.25%, 06/15/28 (Call 03/15/28)(b)	10	9,462
Ameren Corp., 3.50%, 01/15/31 (Call 10/15/30)	25	22,293
Ameren Illinois Co., 3.80%, 05/15/28 (Call 02/15/28)	5	4,785
American Electric Power Co. Inc., 5.95%, 11/01/32	10	10,577
Appalachian Power Co., 4.50%, 08/01/32 (Call 05/01/32)	25	23,483
Arizona Public Service Co., 2.20%, 12/15/31 (Call 09/15/31)	25	19,238
Berkshire Hathaway Energy Co., 3.70%, 07/15/30 (Call 04/15/30)	25	23,218
Black Hills Corp., 3.05%, 10/15/29 (Call 07/15/29)	20	17,014
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	7	5,765
4.50%, 02/15/28 (Call 02/15/23)(b)	9	8,234
4.63%, 02/01/29 (Call 02/01/24)(b)	5	4,328
5.00%, 02/01/31 (Call 02/01/26)(b)	16	13,822
5.13%, 03/15/28 (Call 03/15/23)(b)	25	22,513
CenterPoint Energy Inc., 2.65%, 06/01/31 (Call 03/01/31)	25	20,752
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	10	8,441
3.75%, 01/15/32 (Call 01/15/27)(b)	5	4,019
4.75%, 03/15/28 (Call 03/15/23)(b)	6	5,598
Cleveland Electric Illuminating Co. (The), 4.55%, 11/15/30 (Call 08/15/30)(b)	10	9,450
Connecticut Light & Power Co. (The), Series A, 2.05%, 07/01/31 (Call 04/01/31)	15	12,207
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	25	22,634
Consumers Energy Co., 3.80%, 11/15/28 (Call 08/15/28)	10	9,556
Dominion Energy Inc.
4.25%, 06/01/28 (Call 03/01/28)	25	23,967
Series C, 3.38%, 04/01/30 (Call 01/01/30)	35	31,049
DPL Inc., 4.35%, 04/15/29 (Call 01/15/29)	13	11,514
DTE Energy Co., Series C, 3.40%, 06/15/29 (Call 03/15/29)	12	10,740
Duke Energy Carolinas LLC, 2.45%, 08/15/29 (Call 05/15/29)	10	8,679
Duke Energy Corp.
2.45%, 06/01/30 (Call 03/01/30)	15	12,562
2.55%, 06/15/31 (Call 03/15/31)	15	12,389
4.50%, 08/15/32 (Call 05/15/32)	10	9,494
Duke Energy Florida LLC, 2.50%, 12/01/29 (Call 09/01/29)	35	30,265
Duke Energy Progress LLC
3.40%, 04/01/32 (Call 01/01/32)	25	22,335
3.70%, 09/01/28 (Call 06/01/28)	70	66,785
Duquesne Light Holdings Inc., 2.78%, 01/07/32 (Call 10/07/31)(b)	10	7,838
Edison International, 4.13%, 03/15/28 (Call 12/15/27)	15	13,899
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	45	43,299
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30 (Call 12/30/25)(b)	5	3,336
Entergy Corp., 1.90%, 06/15/28 (Call 04/15/28)	25	21,215
Entergy Mississippi LLC, 2.85%, 06/01/28 (Call 03/01/28)	20	17,847
Entergy Texas Inc., 1.75%, 03/15/31 (Call 12/15/30)	75	58,985
Evergy Inc., 2.90%, 09/15/29 (Call 06/15/29)	15	12,958
Eversource Energy, Series O, 4.25%, 04/01/29 (Call 01/01/29)	5	4,757
Exelon Corp.
3.35%, 03/15/32 (Call 12/15/31)(b)	20	17,562
4.05%, 04/15/30 (Call 01/15/30)	35	33,027
FirstEnergy Corp.
Series B, 2.25%, 09/01/30 (Call 06/01/30)	15	11,942
Series C, 7.38%, 11/15/31	10	11,252
Security	Par (000)	Value

Electric (continued)
FirstEnergy Transmission LLC, 2.87%, 09/15/28 (Call 07/15/28)(b)(c)	$5	$4,354
Georgia Power Co., 4.70%, 05/15/32 (Call 02/15/32)	10	9,735
Indiana Michigan Power Co., 3.85%, 05/15/28 (Call 02/15/28)	5	4,750
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	25	24,018
IPALCO Enterprises Inc., 4.25%, 05/01/30 (Call 02/01/30)	10	8,987
ITC Holdings Corp., 2.95%, 05/14/30 (Call 02/14/30)(b)	10	8,493
Jersey Central Power & Light Co., 2.75%, 03/01/32 (Call 12/01/31)(b)	10	8,150
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	3	2,503
Metropolitan Edison Co., 4.30%, 01/15/29 (Call 10/15/28)(b)	10	9,435
MidAmerican Energy Co., 3.65%, 04/15/29 (Call 01/15/29)	25	23,639
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28 (Call 02/15/28)(b)	6	5,680
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	10	8,420
3.90%, 11/01/28 (Call 08/01/28)	15	14,213
Series C, 8.00%, 03/01/32	10	11,952
New York State Electric & Gas Corp., 2.15%, 10/01/31 (Call 07/01/31)(b)	10	7,883
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30 (Call 03/01/30)	25	20,760
2.75%, 11/01/29 (Call 08/01/29)	50	43,571
5.00%, 07/15/32 (Call 04/15/32)	55	54,959
Niagara Mohawk Power Corp., 4.28%, 12/15/28 (Call 09/15/28)(b)	20	18,642
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(b)	4	3,340
3.63%, 02/15/31 (Call 02/15/26)(b)	22	17,716
3.88%, 02/15/32 (Call 02/15/27)(b)	8	6,511
5.25%, 06/15/29 (Call 06/15/24)(b)	5	4,610
5.75%, 01/15/28 (Call 01/15/23)	6	5,743
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	10	9,195
Oklahoma Gas & Electric Co., 3.80%, 08/15/28 (Call 02/15/28)	5	4,707
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30 (Call 02/15/30)	35	30,616
3.70%, 11/15/28 (Call 08/15/28)	15	14,218
4.55%, 09/15/32 (Call 06/15/32)(b)	20	19,781
Pacific Gas and Electric Co.
2.50%, 02/01/31 (Call 11/01/30)	15	11,782
4.55%, 07/01/30 (Call 01/01/30)	125	114,499
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(b)	5	4,534
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	7	6,390
5.25%, 07/01/30 (Call 07/01/25)	18	16,283
Pike Corp., 5.50%, 09/01/28 (Call 09/01/23)(b)	5	4,427
Progress Energy Inc., 7.75%, 03/01/31	20	22,937
Public Service Co. of Colorado
1.88%, 06/15/31 (Call 12/15/30)	25	20,178
3.70%, 06/15/28 (Call 12/15/27)	25	23,834
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31 (Call 03/15/31)	10	8,274
Public Service Electric & Gas Co.
1.90%, 08/15/31 (Call 05/15/31)	15	12,108
3.70%, 05/01/28 (Call 02/01/28)	15	14,374
Public Service Enterprise Group Inc., 2.45%, 11/15/31 (Call 08/15/31)	25	20,176
Sempra Energy
3.40%, 02/01/28 (Call 11/01/27)	20	18,564

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
3.70%, 04/01/29 (Call 02/01/29)	$5	$4,577
Southern California Edison Co., Series A, 4.20%, 03/01/29 (Call 12/01/28)	10	9,526
Southern Co. (The), Series A, 3.70%, 04/30/30 (Call 01/30/30)	45	40,881
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28 (Call 06/15/28)	50	47,850
TransAlta Corp., 7.75%, 11/15/29	10	10,274
Virginia Electric & Power Co.
2.30%, 11/15/31 (Call 08/15/31)	30	24,532
2.40%, 03/30/32 (Call 12/30/31)	25	20,431
Vistra Operations Co. LLC
4.30%, 07/15/29 (Call 04/15/29)(b)	10	9,045
4.38%, 05/01/29 (Call 05/01/24)(b)	19	16,995
Wisconsin Electric Power Co., 1.70%, 06/15/28 (Call 04/15/28)	15	12,853
		1,694,479
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28 (Call 10/21/28)	20	17,268
2.20%, 12/21/31 (Call 09/21/31)	25	20,556
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 09/30/23)(b)	7	5,961
4.75%, 06/15/28 (Call 06/15/23)(b)	15	13,151
WESCO Distribution Inc., 7.25%, 06/15/28 (Call 06/15/23)(b)	10	10,136
		67,072
Electronics — 0.2%
Amphenol Corp.
2.20%, 09/15/31 (Call 06/15/31)	10	8,035
4.35%, 06/01/29 (Call 03/01/29)	5	4,832
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	21	19,326
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	3	2,548
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	20	18,640
Honeywell International Inc.
1.75%, 09/01/31 (Call 06/01/31)	45	36,202
5.00%, 02/15/33	10	10,307
II-VI Inc., 5.00%, 12/15/29 (Call 12/14/24)(b)	12	10,605
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	20	17,961
Jabil Inc., 3.60%, 01/15/30 (Call 10/15/29)	5	4,446
Keysight Technologies Inc., 3.00%, 10/30/29 (Call 07/30/29)	10	8,757
Sensata Technologies BV, 4.00%, 04/15/29 (Call 04/15/24)(b)	17	14,926
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	16	13,304
4.38%, 02/15/30 (Call 11/15/29)(b)	10	8,857
TD SYNNEX Corp., 2.65%, 08/09/31 (Call 05/09/31)	5	3,884
Trimble Inc., 4.90%, 06/15/28 (Call 03/15/28)	25	24,279
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	5	4,271
Vontier Corp.
2.40%, 04/01/28 (Call 02/01/28)	10	7,912
2.95%, 04/01/31 (Call 01/01/31)	22	15,929
		235,021
Energy - Alternate Sources — 0.0%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	7	6,316
5.00%, 01/31/28 (Call 07/31/27)(b)	5	4,665
		10,981
Engineering & Construction — 0.1%
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	8	6,968
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	5	4,295
Fluor Corp., 4.25%, 09/15/28 (Call 06/15/28)(c)	15	13,649
Security	Par (000)	Value

Engineering & Construction (continued)
Global Infrastructure Solutions Inc.
5.63%, 06/01/29 (Call 06/01/24)(b)	$3	$2,328
7.50%, 04/15/32 (Call 04/15/27)(b)	2	1,570
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29 (Call 06/01/24)(b)	3	2,454
MasTec Inc.
4.50%, 08/15/28 (Call 08/15/23)(b)	15	13,634
6.63%, 08/15/29	3	2,848
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28 (Call 11/15/24)(b)	5	4,638
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	3	2,436
4.13%, 02/15/32 (Call 10/15/26)(b)(c)	5	4,024
VM Consolidated Inc., 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	3	2,714
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	5	4,091
		65,649
Entertainment — 0.2%
Affinity Gaming, 6.88%, 12/15/27 (Call 12/01/23)(b)	5	4,287
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(b)	6	2,580
AMC Entertainment Holdings Inc., 7.50%, 02/15/29 (Call 02/15/25)(b)(c)	7	3,995
Boyne USA Inc., 4.75%, 05/15/29 (Call 05/15/24)(b)	5	4,449
Caesars Entertainment Inc., 4.63%, 10/15/29 (Call 10/15/24)(b)(c)	10	8,413
CDI Escrow Issuer Inc., 5.75%, 04/01/30 (Call 04/01/25)(b)	12	11,130
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	5	4,414
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp./Millennium Op, 6.50%, 10/01/28 (Call 10/01/23)	3	2,883
Churchill Downs Inc., 4.75%, 01/15/28 (Call 01/15/23)(b)	5	4,600
Cinemark USA Inc., 5.25%, 07/15/28 (Call 07/15/24)(b)(c)	10	7,988
Everi Holdings Inc., 5.00%, 07/15/29 (Call 07/15/24)(b)	3	2,611
International Game Technology PLC, 5.25%, 01/15/29 (Call 01/15/24)(b)	5	4,707
Jacobs Entertainment Inc., 6.75%, 02/15/29 (Call 02/15/25)(b)	14	12,600
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29 (Call 04/15/24)(b)(c)	13	8,450
Live Nation Entertainment Inc., 3.75%, 01/15/28 (Call 01/15/24)(b)	4	3,504
Magallanes Inc.
4.05%, 03/15/29 (Call 01/15/29)(b)	65	56,954
4.28%, 03/15/32 (Call 12/15/31)(b)	35	29,743
Midwest Gaming Borrower LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	6	5,181
Motion Bondco DAC, 6.63%, 11/15/27 (Call 01/02/23)(b)	5	4,358
Odeon Finco PLC, 12.75%, 11/01/27	5	4,296
Penn National Gaming Inc., 4.13%, 07/01/29 (Call 07/01/24)(b)(c)	3	2,472
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(b)(c)	10	8,001
5.88%, 09/01/31 (Call 09/01/26)(b)	6	4,570
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30 (Call 03/01/25)(b)	16	13,540
Scientific Games International Inc., 7.25%, 11/15/29 (Call 11/15/24)(b)	10	9,842
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29 (Call 08/15/24)(b)(c)	16	13,883
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	6	4,976

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
3.75%, 12/01/29 (Call 12/01/24)(b)	$4	$3,483
3.88%, 07/15/30 (Call 07/15/25)(b)	7	6,093
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
5.13%, 10/01/29 (Call 07/01/29)(b)	15	13,045
		267,048
Environmental Control — 0.1%
Covanta Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(b)	6	5,095
5.00%, 09/01/30 (Call 09/01/25)	3	2,562
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	5	4,446
4.00%, 08/01/28 (Call 08/01/23)(b)	15	12,880
4.38%, 08/15/29 (Call 08/15/24)(b)	15	12,872
4.75%, 06/15/29 (Call 06/15/24)(b)	5	4,389
Madison IAQ LLC
4.13%, 06/30/28 (Call 06/30/24)(b)	5	4,324
5.88%, 06/30/29 (Call 06/30/24)(b)	13	9,539
Republic Services Inc.
1.75%, 02/15/32 (Call 11/15/31)	25	19,507
3.95%, 05/15/28 (Call 02/15/28)	20	19,200
Stericycle Inc., 3.88%, 01/15/29 (Call 11/15/23)(b)	4	3,510
Waste Connections Inc.
3.50%, 05/01/29 (Call 02/01/29)	9	8,344
4.25%, 12/01/28 (Call 09/01/28)	15	14,503
Waste Management Inc.
2.00%, 06/01/29 (Call 04/01/29)	25	21,432
4.15%, 04/15/32 (Call 01/15/32)(c)	25	24,133
		166,736
Food — 0.5%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.50%, 03/15/29 (Call 09/15/23)(b)	25	20,841
4.88%, 02/15/30 (Call 02/15/25)(b)	10	8,923
5.88%, 02/15/28 (Call 01/03/23)(b)	15	14,356
C&S Group Enterprises LLC, 5.00%, 12/15/28 (Call 12/15/23)(b)	3	2,233
Campbell Soup Co., 4.15%, 03/15/28 (Call 12/15/27)	25	24,209
Chobani LLC/Chobani Finance Corp. Inc., 4.63%, 11/15/28 (Call 11/15/23)(b)	5	4,424
Conagra Brands Inc., 4.85%, 11/01/28 (Call 08/01/28)	35	34,222
General Mills Inc., 2.88%, 04/15/30 (Call 01/15/30)	30	26,344
Hershey Co. (The), 2.45%, 11/15/29 (Call 08/15/29)	5	4,346
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(b)	3	2,536
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.
3.00%, 02/02/29 (Call 12/02/28)(b)	15	12,618
5.13%, 02/01/28 (Call 01/01/28)(b)	25	23,985
5.50%, 01/15/30 (Call 01/15/25)(b)(c)	50	48,024
JM Smucker Co. (The), 2.13%, 03/15/32 (Call 12/15/31)	15	11,744
Kellogg Co., 4.30%, 05/15/28 (Call 02/15/28)	10	9,830
Kraft Heinz Foods Co.
4.25%, 03/01/31 (Call 12/01/30)	15	14,251
4.63%, 01/30/29 (Call 10/30/28)	2	1,992
Kroger Co. (The)
2.20%, 05/01/30 (Call 02/01/30)	15	12,265
4.50%, 01/15/29 (Call 10/15/28)	5	4,852
7.50%, 04/01/31	10	11,376
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	17	15,190
4.38%, 01/31/32 (Call 01/31/27)(b)	7	6,197
4.88%, 05/15/28 (Call 11/15/27)(b)	4	3,785
Security	Par (000)	Value

Food (continued)
Mars Inc.
1.63%, 07/16/32 (Call 04/16/32)(b)	$10	$7,670
3.20%, 04/01/30 (Call 01/01/30)(b)	5	4,522
Mondelez International Inc., 3.00%, 03/17/32 (Call 12/17/31)	25	21,594
Nestle Holdings Inc., 3.63%, 09/24/28 (Call 06/24/28)(b)	150	143,737
Performance Food Group Inc., 4.25%, 08/01/29 (Call 08/01/24)(b)	11	9,862
Pilgrim's Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	10	8,087
4.25%, 04/15/31 (Call 04/15/26)(b)	10	8,690
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(b)	15	12,671
4.63%, 04/15/30 (Call 04/15/25)(b)	22	19,313
5.50%, 12/15/29 (Call 12/15/24)(b)	19	17,466
5.63%, 01/15/28 (Call 12/16/22)(b)	7	6,677
Safeway Inc., 7.25%, 02/01/31	3	3,000
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/28 (Call 10/15/23)(b)	3	2,847
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29 (Call 03/01/24)(b)	6	4,963
Smithfield Foods Inc.
2.63%, 09/13/31 (Call 06/13/31)(b)	5	3,638
3.00%, 10/15/30 (Call 07/15/30)(b)	5	3,857
5.20%, 04/01/29 (Call 01/01/29)(b)	25	23,213
Sysco Corp.
2.40%, 02/15/30 (Call 11/15/29)	30	25,201
5.95%, 04/01/30 (Call 01/01/30)	10	10,505
TreeHouse Foods Inc., 4.00%, 09/01/28 (Call 09/01/23)	5	4,271
Tyson Foods Inc., 4.35%, 03/01/29 (Call 12/01/28)	20	19,413
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(b)	5	4,383
4.75%, 02/15/29 (Call 02/15/24)(b)	6	5,410
United Natural Foods Inc., 6.75%, 10/15/28 (Call 10/15/23)(b)	5	4,851
		694,384
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28 (Call 02/01/23)(b)	9	8,430
TKC Holdings Inc.
6.88%, 05/15/28 (Call 05/15/24)(b)	3	2,362
10.50%, 05/15/29 (Call 05/15/24)(b)	10	5,701
		16,493
Forest Products & Paper — 0.1%
Clearwater Paper Corp., 4.75%, 08/15/28 (Call 08/15/23)(b)	12	10,617
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	5	4,363
Georgia-Pacific LLC, 2.30%, 04/30/30 (Call 01/30/30)(b)	15	12,573
Glatfelter Corp., 4.75%, 11/15/29 (Call 11/01/24)(b)	5	3,262
Mercer International Inc., 5.13%, 02/01/29 (Call 02/01/24)	7	6,009
Suzano Austria GmbH
3.13%, 01/15/32 (Call 10/15/31)	40	31,391
3.75%, 01/15/31 (Call 10/15/30)	20	16,785
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	5	4,834
		89,834
Gas — 0.1%
Atmos Energy Corp., 1.50%, 01/15/31 (Call 10/15/30)	25	19,546
Boston Gas Co., 3.00%, 08/01/29 (Call 05/01/29)(b)	25	21,411
CenterPoint Energy Resources Corp., 4.00%, 04/01/28 (Call 01/01/28)	10	9,571
NiSource Inc., 1.70%, 02/15/31 (Call 11/15/30)	30	23,118

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
Southwest Gas Corp.
2.20%, 06/15/30 (Call 03/15/30)	$5	$3,889
4.05%, 03/15/32 (Call 12/15/31)	30	26,302
		103,837
Health Care - Products — 0.2%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	8	6,861
4.63%, 07/15/28 (Call 07/15/23)(b)	16	14,718
Baxter International Inc.
2.27%, 12/01/28 (Call 10/01/28)	28	24,197
3.95%, 04/01/30 (Call 01/01/30)	15	13,870
Boston Scientific Corp., 2.65%, 06/01/30 (Call 03/01/30)	15	12,938
DH Europe Finance II Sarl, 2.60%, 11/15/29 (Call 08/15/29)	5	4,421
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	25	24,154
Garden Spinco Corp., 8.63%, 07/20/30 (Call 07/20/27)(b)	5	5,343
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(b)	7	6,149
4.63%, 02/01/28 (Call 02/01/23)(b)	3	2,879
Mozart Debt Merger Sub Inc.
3.88%, 04/01/29 (Call 10/01/24)(b)	47	40,401
5.25%, 10/01/29 (Call 10/01/24)(b)	33	26,902
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	30	26,299
Stryker Corp., 3.65%, 03/07/28 (Call 12/07/27)	20	19,189
Teleflex Inc., 4.25%, 06/01/28 (Call 06/01/23)(b)	7	6,500
Thermo Fisher Scientific Inc., 2.00%, 10/15/31 (Call 07/15/31)	80	65,746
		300,567
Health Care - Services — 0.8%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29 (Call 10/15/23)(b)	4	3,689
5.50%, 07/01/28 (Call 07/01/23)(b)	5	4,711
AHP Health Partners Inc., 5.75%, 07/15/29 (Call 07/15/24)(b)(c)	3	2,378
Akumin Escrow Inc., 7.50%, 08/01/28 (Call 08/01/24)(b)	3	2,048
Cano Health LLC, 6.25%, 10/01/28 (Call 10/01/24)(b)(c)	4	2,023
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 02/15/24)(b)	6	4,908
3.50%, 04/01/30 (Call 04/01/25)(b)(c)	5	4,125
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	36	30,438
2.50%, 03/01/31 (Call 12/01/30)	41	32,470
2.63%, 08/01/31 (Call 05/01/31)	18	14,263
3.00%, 10/15/30 (Call 07/15/30)	16	13,203
3.38%, 02/15/30 (Call 02/15/25)	19	16,214
4.63%, 12/15/29 (Call 12/15/24)	65	60,419
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	4	3,502
4.00%, 03/15/31 (Call 03/15/26)(b)	5	4,320
4.25%, 05/01/28 (Call 05/01/23)(b)(c)	3	2,733
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(b)	13	9,547
5.25%, 05/15/30 (Call 05/15/25)(b)	36	27,500
6.00%, 01/15/29 (Call 01/15/24)(b)	6	5,017
6.13%, 04/01/30 (Call 04/01/25)(b)(c)	10	5,101
6.88%, 04/01/28 (Call 04/01/23)(b)(c)	6	2,883
6.88%, 04/15/29 (Call 04/15/24)(b)(c)	18	9,624
8.00%, 12/15/27 (Call 12/16/22)(b)	5	4,432
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	11	8,079
4.63%, 06/01/30 (Call 06/01/25)(b)	35	28,327
Security	Par (000)	Value

Health Care - Services (continued)
Elevance Health Inc.
2.88%, 09/15/29 (Call 06/15/29)	$40	$35,345
5.50%, 10/15/32 (Call 07/15/32)	65	67,149
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)	5	4,507
4.63%, 04/01/31 (Call 04/01/26)	10	8,634
4.75%, 02/01/30 (Call 02/01/25)	10	8,869
HCA Inc.
2.38%, 07/15/31 (Call 04/15/31)	15	11,784
3.50%, 09/01/30 (Call 03/01/30)	25	21,651
4.13%, 06/15/29 (Call 03/15/29)	15	13,754
5.63%, 09/01/28 (Call 03/01/28)	70	69,964
5.88%, 02/01/29 (Call 08/01/28)	10	10,098
Humana Inc.
2.15%, 02/03/32 (Call 11/03/31)	25	19,785
3.13%, 08/15/29 (Call 05/15/29)	25	22,094
Lifepoint Health Inc., 5.38%, 01/15/29 (Call 01/15/24)(b)	5	2,916
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29 (Call 10/01/24)(b)	4	3,363
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	10	8,599
3.88%, 05/15/32 (Call 02/15/32)(b)	8	6,752
4.38%, 06/15/28 (Call 06/15/23)(b)	13	11,795
Pediatrix Medical Group Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	3	2,535
Providence St Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29 (Call 07/01/29)	5	4,226
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	25	21,118
4.20%, 06/30/29 (Call 03/30/29)	5	4,810
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(b)	7	4,150
Roche Holdings Inc., 1.93%, 12/13/28 (Call 10/13/28)(b)	200	173,216
Syneos Health Inc., 3.63%, 01/15/29 (Call 01/15/24)(b)	15	11,703
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	10	8,641
4.38%, 01/15/30 (Call 12/01/24)(b)	20	17,419
4.63%, 06/15/28 (Call 06/15/23)(b)	5	4,501
6.13%, 10/01/28 (Call 10/01/23)(b)(c)	30	26,463
6.13%, 06/15/30 (Call 06/15/25)(b)	30	28,438
6.88%, 11/15/31	3	2,648
UnitedHealth Group Inc.
2.88%, 08/15/29	25	22,504
3.88%, 12/15/28	35	33,681
4.20%, 05/15/32 (Call 02/15/32)	30	28,950
5.30%, 02/15/30	25	25,889
5.35%, 02/15/33	10	10,414
Universal Health Services Inc., 2.65%, 10/15/30
(Call 07/15/30)(b)	20	16,044
		1,076,363
Holding Companies - Diversified — 0.1%
Ares Capital Corp., 3.20%, 11/15/31 (Call 08/15/31)	25	18,745
Blackstone Private Credit Fund, 4.00%, 01/15/29 (Call 11/15/28)	10	8,570
Compass Group Diversified Holdings LLC
5.00%, 01/15/32 (Call 01/15/27)(b)	3	2,286
5.25%, 04/15/29 (Call 04/15/24)(b)	17	14,853
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.38%, 02/01/29 (Call 08/01/28)	17	14,293
Owl Rock Capital Corp., 2.88%, 06/11/28 (Call 04/11/28)	25	20,072
		78,819

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29 (Call 08/01/24)(b)	$10	$7,868
4.63%, 04/01/30 (Call 04/01/25)(b)	3	2,311
Beazer Homes USA Inc., 7.25%, 10/15/29 (Call 10/15/24)	5	4,416
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(b)(c)	5	3,941
5.00%, 06/15/29 (Call 06/15/24)(b)	3	2,404
Century Communities Inc., 3.88%, 08/15/29 (Call 02/15/29)(b)	5	4,035
Forestar Group Inc., 5.00%, 03/01/28 (Call 03/01/23)(b)(c)	2	1,706
KB Home
4.00%, 06/15/31 (Call 12/15/30)	10	7,979
4.80%, 11/15/29 (Call 05/15/29)	2	1,736
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	3	2,279
M/I Homes Inc., 3.95%, 02/15/30 (Call 08/15/29)	5	3,837
Mattamy Group Corp., 4.63%, 03/01/30 (Call 03/01/25)(b)	8	6,602
MDC Holdings Inc., 3.85%, 01/15/30 (Call 07/15/29)	15	12,137
Meritage Homes Corp., 3.88%, 04/15/29 (Call 10/15/28)(b)	5	4,237
NVR Inc., 3.00%, 05/15/30 (Call 11/15/29)	10	8,479
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)	5	4,317
4.75%, 04/01/29 (Call 04/01/24)	2	1,660
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	13	11,344
5.75%, 01/15/28 (Call 10/15/27)(b)	3	2,804
Thor Industries Inc., 4.00%, 10/15/29 (Call 10/15/24)(b)	6	4,858
Toll Brothers Finance Corp., 4.35%, 02/15/28 (Call 11/15/27)	10	9,013
Tri Pointe Homes Inc., 5.70%, 06/15/28 (Call 12/15/27)	3	2,709
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	2	1,852
		112,524
Home Furnishings — 0.1%
Leggett & Platt Inc., 4.40%, 03/15/29 (Call 12/15/28)	45	42,800
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	17	13,215
4.00%, 04/15/29 (Call 04/15/24)(b)	8	6,706
Whirlpool Corp., 4.75%, 02/26/29 (Call 11/26/28)	20	19,468
		82,189
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	5	4,182
Avery Dennison Corp.
2.25%, 02/15/32 (Call 11/15/31)	25	19,285
4.88%, 12/06/28 (Call 09/06/28)	10	9,825
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	5	4,185
4.13%, 04/30/31 (Call 04/30/26)(b)	5	4,180
Clorox Co. (The), 3.90%, 05/15/28 (Call 02/15/28)	40	38,501
Kimberly-Clark Corp.
3.10%, 03/26/30 (Call 12/26/29)	20	18,070
3.20%, 04/25/29 (Call 01/25/29)	5	4,594
3.95%, 11/01/28 (Call 08/01/28)	35	34,000
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.,
7.00%, 12/31/27 (Call 12/31/23)(b)	5	4,153
Spectrum Brands Inc.
3.88%, 03/15/31 (Call 03/15/26)(b)(c)	4	3,041
5.00%, 10/01/29 (Call 10/01/24)(b)	2	1,713
5.50%, 07/15/30 (Call 07/15/25)(b)	7	6,007
		151,736
Housewares — 0.0%
Newell Brands Inc., 6.63%, 09/15/29 (Call 06/15/29)	5	4,933
Security	Par (000)	Value

Housewares (continued)
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)	$8	$6,136
4.38%, 02/01/32 (Call 08/01/26)	4	3,102
4.50%, 10/15/29 (Call 10/15/24)(c)	3	2,468
SWF Escrow Issuer Corp., 6.50%, 10/01/29 (Call 10/01/24)(b)(c)	5	2,922
		19,561
Insurance — 0.8%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	10	8,186
6.00%, 08/01/29 (Call 08/01/24)(b)	5	4,003
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.88%, 11/01/29 (Call 11/01/24)(b)(c)	8	6,838
American International Group Inc., 3.40%, 06/30/30 (Call 03/30/30)	30	26,839
Americo Life Inc., 3.45%, 04/15/31(b)(c)	35	27,014
AmWINS Group Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)(c)	10	8,703
Aon Corp.
2.80%, 05/15/30 (Call 02/15/30)	35	30,026
4.50%, 12/15/28 (Call 09/15/28)	10	9,723
Aon Corp./Aon Global Holdings PLC, 2.05%, 08/23/31 (Call 05/23/31)	25	19,817
Assurant Inc.
2.65%, 01/15/32 (Call 10/15/31)	25	18,594
7.00%, 03/27/48 (Call 03/27/28),
(3 mo. LIBOR US + 4.135%)(a)	3	2,880
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31 (Call 03/15/31)	20	16,787
AssuredPartners Inc., 5.63%, 01/15/29 (Call 12/15/23)(b)	5	4,248
Athene Global Funding, 1.99%, 08/19/28(b)	90	73,280
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (Call 12/12/29)	5	4,219
2.88%, 03/15/32 (Call 12/15/31)	15	13,252
Brighthouse Financial Inc., 5.63%, 05/15/30 (Call 02/15/30)	20	19,541
BroadStreet Partners Inc., 5.88%, 04/15/29 (Call 04/15/24)(b)	8	6,794
Brown & Brown Inc.
2.38%, 03/15/31 (Call 12/15/30)	5	3,871
4.20%, 03/17/32 (Call 12/17/31)	15	13,267
Chubb INA Holdings Inc., 1.38%, 09/15/30 (Call 06/15/30)	25	19,705
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	10	9,591
Corebridge Financial Inc.
3.85%, 04/05/29 (Call 02/05/29)(b)	10	9,118
3.90%, 04/05/32 (Call 01/05/32)(b)	35	30,866
Doctors Co. An Interinsurance Exchange (The), 4.50%, 01/18/32 (Call 10/18/31)(b)	10	8,110
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	5	4,593
Equitable Holdings Inc., 4.35%, 04/20/28 (Call 01/20/28)	40	38,161
F&G Global Funding, 2.00%, 09/20/28(b)	20	16,433
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (Call 01/17/28)	30	28,570
5.63%, 08/16/32 (Call 05/16/32)(b)	25	23,550
Fidelity National Financial Inc., 3.40%, 06/15/30 (Call 03/15/30)	5	4,218
First American Financial Corp., 2.40%, 08/15/31 (Call 05/15/31)	15	11,093
Global Atlantic Fin Co.
3.13%, 06/15/31 (Call 03/15/31)(b)	10	7,369
4.40%, 10/15/29 (Call 07/15/29)(b)	15	12,618
Globe Life Inc., 4.55%, 09/15/28 (Call 06/15/28)	5	4,902
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28 (Call 02/17/28)(b)	15	14,160

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29 (Call 05/19/29)	$5	$4,308
Hub International Ltd., 5.63%, 12/01/29 (Call 12/01/24)(b)	5	4,399
Jackson National Life Global Funding, 3.05%, 06/21/29(b)	50	43,631
Liberty Mutual Group Inc., 4.57%, 02/01/29(b)	30	28,028
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	25	20,747
3.40%, 01/15/31 (Call 10/15/30)	5	4,151
Manulife Financial Corp., 3.70%, 03/16/32 (Call 12/16/31)(c)	25	22,474
Marsh & McLennan Companies Inc.
4.38%, 03/15/29 (Call 12/15/28)	41	40,018
5.75%, 11/01/32	10	10,624
MetLife Inc., 4.55%, 03/23/30 (Call 12/23/29)	110	109,960
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	5	4,577
Northwestern Mutual Global Funding, 1.70%, 06/01/28(b)	5	4,238
Ohio National Financial Services Inc., 6.05%, 01/24/30 (Call 10/24/29)(b)	10	9,313
PartnerRe Finance B LLC, 3.70%, 07/02/29 (Call 04/02/29)	5	4,528
Principal Financial Group Inc., 2.13%, 06/15/30 (Call 03/15/30)	30	24,767
Principal Life Global Funding II, 2.50%, 09/16/29(b)	5	4,235
Progressive Corp. (The), 3.00%, 03/15/32 (Call 12/15/31)	25	22,086
Protective Life Corp., 4.30%, 09/30/28 (Call 06/30/28)(b)	15	14,093
Prudential Financial Inc.
3.70%, 10/01/50 (Call 07/01/30)(a)	20	16,116
6.00%, 09/01/52 (Call 06/01/32)(a)	35	32,328
Prudential PLC, 3.13%, 04/14/30	40	34,980
Reinsurance Group of America Inc., 3.90%, 05/15/29 (Call 02/15/29)	25	22,945
Ryan Specialty Group LLC, 4.38%, 02/01/30 (Call 02/01/25)(b)	8	6,837
Sagicor Financial Co. Ltd., 5.30%, 05/13/28 (Call 05/13/24)(b)	5	4,469
Sammons Financial Group Inc., 4.75%, 04/08/32 (Call 01/08/32)(b)	15	12,701
Unum Group, 4.00%, 06/15/29 (Call 03/15/29)	10	9,093
Willis North America Inc., 2.95%, 09/15/29 (Call 06/15/29)	20	16,964
		1,093,549
Internet — 0.6%
Alibaba Group Holding Ltd., 2.13%, 02/09/31 (Call 11/09/30)	20	16,028
Amazon.com Inc.
2.10%, 05/12/31 (Call 02/12/31)	100	83,506
3.45%, 04/13/29 (Call 02/13/29)	75	70,960
3.60%, 04/13/32 (Call 01/13/32)	50	46,620
4.65%, 12/01/29 (Call 10/01/29)	20	20,092
4.70%, 12/01/32	20	20,157
ANGI Group LLC, 3.88%, 08/15/28 (Call 08/15/23)(b)(c)	5	3,757
Arches Buyer Inc.
4.25%, 06/01/28 (Call 12/01/23)(b)	7	5,758
6.13%, 12/01/28 (Call 12/01/23)(b)(c)	5	4,034
Booking Holdings Inc., 4.63%, 04/13/30 (Call 01/13/30)	20	19,543
Cablevision Lightpath LLC, 5.63%, 09/15/28 (Call 09/15/23)(b)	3	2,312
Cars.com Inc., 6.38%, 11/01/28 (Call 11/01/23)(b)	3	2,643
eBay Inc., 2.70%, 03/11/30 (Call 12/11/29)	43	36,647
Endurance International Group Holdings Inc., 6.00%, 02/15/29 (Call 02/15/24)(b)	5	3,376
Expedia Group Inc.
2.95%, 03/15/31 (Call 12/15/30)	7	5,697
3.25%, 02/15/30 (Call 11/15/29)	10	8,564
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	10	8,469
Security	Par (000)	Value

Internet (continued)
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	$5	$3,849
4.13%, 08/01/30 (Call 05/01/25)(b)	5	4,174
4.63%, 06/01/28 (Call 06/01/23)(b)	5	4,512
5.00%, 12/15/27 (Call 01/03/23)(b)	3	2,815
5.63%, 02/15/29 (Call 02/15/24)(b)(c)	3	2,778
Meta Platforms Inc., 3.85%, 08/15/32 (Call 05/15/32)(b)	30	26,864
Netflix Inc.
4.88%, 04/15/28	12	11,738
4.88%, 06/15/30 (Call 03/15/30)(b)(c)	17	16,192
5.38%, 11/15/29(b)	7	6,889
5.88%, 11/15/28	29	29,560
6.38%, 05/15/29	6	6,234
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc.
6.00%, 02/15/28 (Call 02/15/24)(b)(c)	5	3,960
10.75%, 06/01/28 (Call 06/01/23)(b)	2	1,906
NortonLifeLock Inc., 7.13%, 09/30/30 (Call 09/30/25)(b)	5	5,040
Prosus NV, 3.06%, 07/13/31 (Call 04/13/31)(d)	200	150,600
Rakuten Group Inc., 6.25%, (Call 04/22/31)(a)(b)(e)	18	11,771
Tencent Holdings Ltd., 3.98%, 04/11/29 (Call 01/11/29)(d)	200	183,850
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(b)	11	9,582
6.25%, 01/15/28 (Call 09/15/23)(b)(c)	7	6,822
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(b)	5	4,395
		851,694
Iron & Steel — 0.1%
Allegheny Technologies Inc.
4.88%, 10/01/29 (Call 10/01/24)	5	4,278
5.88%, 12/01/27 (Call 01/03/23)	10	9,339
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(b)	5	4,860
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	3	2,839
7.63%, 03/15/30 (Call 03/15/25)	2	2,006
Cleveland-Cliffs Inc., 4.63%, 03/01/29 (Call 03/01/24)(b)	8	7,019
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	5	4,174
4.13%, 01/15/30 (Call 01/15/25)	3	2,584
4.38%, 03/15/32 (Call 03/15/27)	3	2,519
Mineral Resources Ltd., 8.50%, 05/01/30 (Call 05/01/25)(b)	15	15,193
Steel Dynamics Inc., 3.45%, 04/15/30 (Call 01/15/30)	10	8,813
TMS International Corp./DE, 6.25%, 04/15/29 (Call 04/15/24)(b)	3	2,157
U.S. Steel Corp., 6.88%, 03/01/29 (Call 03/01/24)(c)	5	4,851
Vale Overseas Ltd., 3.75%, 07/08/30 (Call 04/08/30)	30	26,178
		96,810
Leisure Time — 0.1%
Brunswick Corp., 4.40%, 09/15/32 (Call 06/15/32)	30	25,217
Carnival Corp.
4.00%, 08/01/28 (Call 05/01/28)(b)	25	20,806
6.00%, 05/01/29 (Call 11/01/24)(b)	30	21,260
10.50%, 06/01/30 (Call 06/01/25)(b)(c)	12	10,277
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/28 (Call 05/01/25)(b)	20	20,717
MajorDrive Holdings IV LLC, 6.38%, 06/01/29 (Call 06/01/24)(b)	5	3,900
NCL Corp. Ltd., 7.75%, 02/15/29 (Call 11/15/28)(b)	5	4,003
NCL Finance Ltd., 6.13%, 03/15/28 (Call 12/15/27)(b)(c)	8	6,276
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)(c)	5	3,761

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
5.50%, 04/01/28 (Call 09/29/27)(b)	$21	$17,183
8.25%, 01/15/29 (Call 04/01/25)(b)	15	15,214
9.25%, 01/15/29 (Call 04/01/25)(b)	10	10,240
Viking Cruises Ltd., 7.00%, 02/15/29 (Call 02/15/24)(b)(c)	4	3,410
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29 (Call 02/15/24)(b)	3	2,430
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	10	7,599
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(b)	5	4,308
		176,601
Lodging — 0.2%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/12/22)(c)	7	6,528
4.75%, 06/15/31 (Call 06/15/26)(b)	17	14,916
Full House Resorts Inc., 8.25%, 02/15/28 (Call 02/15/24)(b)(c)	5	4,453
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	26	21,402
3.75%, 05/01/29 (Call 05/01/24)(b)	6	5,269
4.00%, 05/01/31 (Call 05/01/26)(b)	18	15,161
4.88%, 01/15/30 (Call 01/15/25)	10	9,255
5.75%, 05/01/28 (Call 05/01/23)(b)	4	3,919
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(b)	5	4,123
5.00%, 06/01/29 (Call 06/01/24)(b)	16	13,859
Hyatt Hotels Corp., 4.38%, 09/15/28 (Call 06/15/28)	12	10,967
Las Vegas Sands Corp., 3.90%, 08/08/29 (Call 05/08/29)	10	8,595
Marriott International Inc./MD
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	42	39,428
Series X, 4.00%, 04/15/28 (Call 01/15/28)	6	5,597
Marriott Ownership Resorts Inc.
4.50%, 06/15/29 (Call 06/15/24)(b)	5	4,256
4.75%, 01/15/28 (Call 01/03/23)	3	2,648
Melco Resorts Finance Ltd.
5.38%, 12/04/29 (Call 12/04/24)(b)	10	7,945
5.75%, 07/21/28 (Call 07/21/23)(b)	10	8,152
MGM Resorts International, 4.75%, 10/15/28 (Call 07/15/28)(c)	6	5,339
Sands China Ltd.
3.35%, 03/08/29 (Call 01/08/29)	5	4,108
3.75%, 08/08/31 (Call 05/08/31)	10	8,019
4.88%, 06/18/30 (Call 03/18/30)	15	13,027
5.90%, 08/08/28 (Call 05/08/28)	15	14,028
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(b)	5	4,416
4.63%, 12/01/31 (Call 06/01/31)(b)	5	4,191
Studio City Finance Ltd., 5.00%, 01/15/29 (Call 01/15/24)(b)	17	12,075
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	7	5,716
4.63%, 03/01/30 (Call 12/01/29)(b)	3	2,453
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	5	4,500
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(b)	8	6,381
5.63%, 08/26/28 (Call 08/26/23)(b)	20	16,579
		287,305
Machinery — 0.1%
ATS Automation Tooling Systems Inc., 4.13%, 12/15/28 (Call 12/15/23)(b)(c)	3	2,586
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	3	2,683
Security	Par (000)	Value

Machinery (continued)
4.13%, 04/15/29 (Call 04/15/24)(b)	$3	$2,642
Caterpillar Inc., 2.60%, 04/09/30 (Call 01/09/30)	20	17,574
Deere & Co., 3.10%, 04/15/30 (Call 01/15/30)	20	18,104
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	5	4,165
John Deere Capital Corp.
2.00%, 06/17/31	20	16,362
2.45%, 01/09/30	25	21,755
4.35%, 09/15/32	25	24,642
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	5	4,351
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)	10	9,265
OT Merger Corp., 7.88%, 10/15/29 (Call 10/15/24)(b)	5	2,929
Otis Worldwide Corp., 2.57%, 02/15/30 (Call 11/15/29)	30	25,577
Rockwell Automation Inc., 3.50%, 03/01/29 (Call 12/01/28)	5	4,703
SPX FLOW Inc., 8.75%, 04/01/30 (Call 04/01/25)(b)(c)	5	4,138
Terex Corp., 5.00%, 05/15/29 (Call 05/15/24)(b)	5	4,539
TK Elevator Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(b)	5	4,152
Vertiv Group Corp., 4.13%, 11/15/28 (Call 11/15/24)(b)(c)	6	5,181
Westinghouse Air Brake Technologies Corp., 4.95%, 09/15/28 (Call 06/15/28)	20	19,076
		194,424
Manufacturing — 0.2%
3M Co.
2.38%, 08/26/29 (Call 05/26/29)	15	12,914
3.63%, 09/14/28 (Call 06/14/28)	15	14,324
Amsted Industries Inc., 4.63%, 05/15/30 (Call 05/15/25)(b)	3	2,545
Carlisle Companies Inc., 2.75%, 03/01/30 (Call 12/01/29)	30	25,148
General Electric Co., 6.75%, 03/15/32	25	28,337
Hillenbrand Inc., 3.75%, 03/01/31 (Call 03/01/26)	3	2,469
LSB Industries Inc., 6.25%, 10/15/28 (Call 10/15/24)(b)	7	6,537
Parker-Hannifin Corp., 3.25%, 06/14/29 (Call 03/14/29)	60	54,213
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	5	4,586
Teledyne Technologies Inc., 2.75%, 04/01/31 (Call 01/01/31)	25	20,621
Textron Inc., 3.00%, 06/01/30 (Call 03/01/30)	25	21,358
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28 (Call 05/21/28)	5	4,765
Trane Technologies Luxembourg Finance SA, 3.80%, 03/21/29 (Call 12/21/28)	30	27,819
		225,636
Media — 0.8%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(b)(c)	10	8,248
5.75%, 08/15/29 (Call 08/15/24)(b)	15	12,260
AMC Networks Inc., 4.25%, 02/15/29 (Call 02/15/24)	10	7,453
Audacy Capital Corp., 6.75%, 03/31/29 (Call 03/31/24)(b)	5	1,136
Cable One Inc., 4.00%, 11/15/30 (Call 11/15/25)(b)(c)	7	5,639
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	72	58,795
4.50%, 08/15/30 (Call 02/15/25)(b)	30	25,274
4.50%, 05/01/32 (Call 05/01/26)	20	16,514
4.75%, 03/01/30 (Call 09/01/24)(b)	32	27,559
4.75%, 02/01/32 (Call 02/01/27)(b)(c)	10	8,357
5.00%, 02/01/28 (Call 12/16/22)(b)	23	21,105
5.38%, 06/01/29 (Call 06/01/24)(b)	11	9,980
6.38%, 09/01/29 (Call 09/01/25)(b)	10	9,530
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.25%, 01/15/29 (Call 11/15/28)	10	8,184
3.75%, 02/15/28 (Call 11/15/27)	10	9,112
4.20%, 03/15/28 (Call 12/15/27)	15	13,953

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.05%, 03/30/29 (Call 12/30/28)	$55	$52,396
Comcast Corp.
3.15%, 02/15/28 (Call 11/15/27)	25	23,274
3.40%, 04/01/30 (Call 01/01/30)	25	22,938
4.15%, 10/15/28 (Call 07/15/28)	35	33,956
4.25%, 10/15/30 (Call 07/15/30)	65	62,719
Cox Communications Inc., 1.80%, 10/01/30 (Call 07/01/30)(b)	10	7,676
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(b)	10	7,209
4.13%, 12/01/30 (Call 12/01/25)(b)	10	7,654
4.50%, 11/15/31 (Call 11/15/26)(b)	10	7,833
4.63%, 12/01/30 (Call 12/01/25)(b)	25	15,820
5.00%, 11/15/31 (Call 11/15/26)(b)	3	1,923
5.38%, 02/01/28 (Call 02/01/23)(b)	10	8,982
5.75%, 01/15/30 (Call 01/15/25)(b)	65	44,273
6.50%, 02/01/29 (Call 02/01/24)(b)	18	16,400
7.50%, 04/01/28 (Call 04/01/23)(b)(c)	5	3,895
Discovery Communications LLC
3.63%, 05/15/30 (Call 02/15/30)	25	21,159
4.13%, 05/15/29 (Call 02/15/29)	25	22,022
DISH DBS Corp.
5.75%, 12/01/28 (Call 12/01/27)(b)	33	26,891
7.38%, 07/01/28 (Call 07/01/23)	12	8,850
5.13%, 06/01/29	15	9,866
Fox Corp., 4.71%, 01/25/29 (Call 10/25/28)	55	53,030
GCI LLC, 4.75%, 10/15/28 (Call 10/15/23)(b)	5	4,281
Gray Escrow II Inc., 5.38%, 11/15/31 (Call 11/15/26)(b)(c)	14	10,679
Gray Television Inc., 4.75%, 10/15/30 (Call 10/15/25)(b)(c)	16	11,845
iHeartCommunications Inc., 4.75%, 01/15/28 (Call 01/15/23)(b)(c)	5	4,309
LCPR Senior Secured Financing DAC, 5.13%, 07/15/29 (Call 07/15/24)(b)	5	4,202
Liberty Interactive LLC
8.25%, 02/01/30	5	2,538
8.50%, 07/15/29	2	1,127
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(b)	16	14,216
8.00%, 08/01/29 (Call 08/01/24)(b)(c)	7	5,933
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(b)(c)	7	6,221
5.13%, 02/15/32 (Call 02/15/27)(b)(c)	5	4,614
Nexstar Media Inc., 4.75%, 11/01/28 (Call 11/01/23)(b)	7	6,228
Paramount Global
3.70%, 06/01/28 (Call 03/01/28)	55	49,662
4.95%, 01/15/31 (Call 10/15/30)	25	22,543
Radiate Holdco LLC/Radiate Finance Inc., 6.50%, 09/15/28 (Call 09/15/23)(b)	13	7,156
Scripps Escrow II Inc.
3.88%, 01/15/29 (Call 01/15/24)(b)	5	4,208
5.38%, 01/15/31 (Call 01/15/26)(b)(c)	5	4,082
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(b)	15	11,621
5.50%, 03/01/30 (Call 12/01/24)(b)(c)	5	3,826
Sirius XM Radio Inc.
3.88%, 09/01/31 (Call 09/01/26)(b)	21	17,162
4.00%, 07/15/28 (Call 07/15/24)(b)	19	16,791
4.13%, 07/01/30 (Call 07/01/25)(b)	21	17,720
5.50%, 07/01/29 (Call 07/01/24)(b)	10	9,323
TCI Communications Inc., 7.13%, 02/15/28	5	5,518
Security	Par (000)	Value

Media (continued)
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)	$10	$9,426
5.00%, 09/15/29 (Call 09/15/24)	8	7,507
Univision Communications Inc.
4.50%, 05/01/29 (Call 05/01/24)(b)(c)	11	9,417
7.38%, 06/30/30 (Call 06/30/25)(b)	15	14,969
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	30	25,299
Urban One Inc., 7.38%, 02/01/28 (Call 02/01/24)(b)	6	5,083
Videotron Ltd., 3.63%, 06/15/29 (Call 06/15/24)(b)	5	4,255
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(b)	20	16,371
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	10	8,364
5.50%, 05/15/29 (Call 05/15/24)(b)	10	9,127
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28 (Call 07/15/23)(b)	5	4,287
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	20	16,539
Walt Disney Co. (The)
2.65%, 01/13/31	30	25,846
3.80%, 03/22/30	25	23,532
Warner Media LLC, 7.63%, 04/15/31	5	5,255
Ziggo Bond Co. BV, 5.13%, 02/28/30 (Call 02/15/25)(b)	4	3,246
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	10	8,499
		1,144,692
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 6.38%, 06/15/30 (Call 07/15/25)(b)	5	4,827
Roller Bearing Co of America Inc., 4.38%, 10/15/29 (Call 10/15/24)(b)	10	8,760
		13,587
Mining — 0.5%
Arconic Corp., 6.13%, 02/15/28 (Call 02/15/23)(b)	7	6,570
Century Aluminum Co., 7.50%, 04/01/28 (Call 04/01/24)(b)(c)	2	1,731
Coeur Mining Inc., 5.13%, 02/15/29 (Call 02/15/24)(b)(c)	8	6,224
Constellium SE, 3.75%, 04/15/29 (Call 04/15/24)(b)(c)	5	4,101
Corp. Nacional del Cobre de Chile, 3.75%, 01/15/31 (Call 10/15/30)(d)	200	182,138
FMG Resources August 2006 Pty Ltd., 4.38%, 04/01/31 (Call 01/01/31)(b)	21	17,691
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	5	4,689
6.13%, 04/15/32 (Call 01/15/32)(b)	6	5,505
Freeport-McMoRan Inc.
4.25%, 03/01/30 (Call 03/01/25)	10	8,986
4.63%, 08/01/30 (Call 08/01/25)	30	27,604
5.25%, 09/01/29 (Call 09/01/24)	35	33,571
Glencore Funding LLC, 2.50%, 09/01/30 (Call 06/01/30)(b)	70	56,804
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	10	9,817
Hudbay Minerals Inc., 6.13%, 04/01/29 (Call 04/01/24)(d)	5	4,496
Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(d)	200	202,752
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	15	12,658
4.63%, 03/01/28 (Call 03/01/23)(b)(c)	3	2,637
Newmont Corp.
2.60%, 07/15/32 (Call 04/15/32)	25	20,084
2.80%, 10/01/29 (Call 07/01/29)	5	4,303
Novelis Corp.
3.88%, 08/15/31 (Call 08/15/26)(b)	5	4,115
4.75%, 01/30/30 (Call 01/30/25)(b)	22	19,859
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	20	22,200
South32 Treasury Ltd., 4.35%, 04/14/32 (Call 01/14/32)(b)	10	8,731

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mining (continued)
Southern California Edison Co., 5.95%, 11/01/32	$20	$21,193
		688,459
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29 (Call 08/15/23)	20	16,808
3.57%, 12/01/31 (Call 09/01/31)	10	8,252
Pitney Bowes Inc., 7.25%, 03/15/29 (Call 03/15/24)(b)	3	2,143
Xerox Holdings Corp., 5.50%, 08/15/28 (Call 07/15/28)(b)	11	8,863
		36,066
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28 (Call 12/01/23)(b)	5	4,067
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)(c)	4	3,507
		7,574
Oil & Gas — 1.6%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	5	4,666
7.63%, 02/01/29 (Call 02/01/24)(b)	4	4,092
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)	5	4,497
4.38%, 10/15/28 (Call 07/15/28)	5	4,521
7.75%, 12/15/29	2	2,092
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(b)	3	2,704
8.25%, 12/31/28 (Call 02/01/24)(b)	2	1,992
BP Capital Markets America Inc.
2.72%, 01/12/32 (Call 10/12/31)	20	16,989
3.63%, 04/06/30 (Call 01/06/30)	50	46,588
3.94%, 09/21/28 (Call 06/21/28)	10	9,627
Callon Petroleum Co.
7.50%, 06/15/30 (Call 06/15/25)(b)(c)	10	9,406
8.00%, 08/01/28 (Call 08/01/24)(b)(c)	5	4,935
Chesapeake Energy Corp.
5.88%, 02/01/29 (Call 02/05/24)(b)	5	4,799
6.75%, 04/15/29 (Call 04/15/24)(b)	7	6,939
Chevron USA Inc., 3.25%, 10/15/29 (Call 07/15/29)	5	4,648
CNOOC Petroleum North America ULC, 7.88%, 03/15/32.	100	118,353
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(b)	4	3,762
7.38%, 01/15/31 (Call 01/15/26)(b)	4	3,977
Colgate Energy Partners III LLC, 5.88%, 07/01/29 (Call 07/01/24)(b)	5	4,599
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(b)	9	8,237
6.75%, 03/01/29 (Call 03/01/24)(b)	20	19,355
ConocoPhillips Co., 6.95%, 04/15/29	70	78,121
Continental Resources Inc./OK
2.88%, 04/01/32 (Call 01/01/32)(b)	10	7,611
4.38%, 01/15/28 (Call 10/15/27)	15	13,841
5.75%, 01/15/31 (Call 07/15/30)(b)	25	23,644
Coterra Energy Inc., 4.38%, 03/15/29 (Call 12/15/28)(b)	20	19,133
CrownRock LP/CrownRock Finance Inc., 5.00%, 05/01/29 (Call 05/01/24)(b)	13	11,975
CVR Energy Inc., 5.75%, 02/15/28 (Call 02/15/23)(b).	3	2,704
Devon Energy Corp., 4.50%, 01/15/30 (Call 01/15/25)	35	32,658
Diamondback Energy Inc., 3.50%, 12/01/29 (Call 09/01/29)	35	31,208
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	20	15,138
6.88%, 04/29/30 (Call 01/29/30)	50	44,703
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28 (Call 05/01/24)(b)	5	4,797
Security	Par (000)	Value

Oil & Gas (continued)
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	$7	$6,889
Energean Israel Finance Ltd., 5.88%, 03/30/31 (Call 09/30/30)(b)	27	24,030
EQT Corp.
3.63%, 05/15/31 (Call 05/15/30)(b)(c)	5	4,322
5.00%, 01/15/29 (Call 07/15/28)	5	4,793
7.00%, 02/01/30 (Call 11/01/29)	45	47,351
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	55	47,450
3.63%, 09/10/28 (Call 06/10/28)	40	38,317
Exxon Mobil Corp.
2.44%, 08/16/29 (Call 05/16/29)	10	8,845
3.48%, 03/19/30 (Call 12/19/29)	60	56,482
Global Marine Inc., 7.00%, 06/01/28	2	1,392
Hess Corp.
7.30%, 08/15/31	15	16,509
7.88%, 10/01/29	15	16,822
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	5	4,588
6.00%, 04/15/30 (Call 04/15/25)(b)	5	4,615
6.00%, 02/01/31 (Call 02/01/26)(b)	15	13,775
6.25%, 04/15/32 (Call 05/15/27)(b)	5	4,586
Laredo Petroleum Inc.
7.75%, 07/31/29 (Call 07/31/24)(b)(c)	3	2,862
10.13%, 01/15/28 (Call 01/15/23)	3	3,035
Leviathan Bond Ltd., 6.75%, 06/30/30 (Call 12/30/29)(b)	25	23,649
MEG Energy Corp., 5.88%, 02/01/29 (Call 02/01/24)(b)	5	4,744
Murphy Oil Corp.
5.88%, 12/01/27 (Call 01/03/23)	5	4,880
6.38%, 07/15/28 (Call 07/15/24)	5	4,931
7.05%, 05/01/29	5	4,953
Nabors Industries Ltd., 7.50%, 01/15/28 (Call 01/15/23)(b)	3	2,742
Northern Oil and Gas Inc., 8.13%, 03/01/28 (Call 03/01/24)(b)	5	4,889
Occidental Petroleum Corp.
3.50%, 08/15/29 (Call 05/15/29)(c)	8	7,239
6.13%, 01/01/31 (Call 07/01/30)(c)	19	19,286
6.38%, 09/01/28 (Call 03/01/28)	5	5,105
6.63%, 09/01/30 (Call 03/01/30)	26	27,134
7.50%, 05/01/31	6	6,517
7.88%, 09/15/31	6	6,572
8.88%, 07/15/30 (Call 01/15/30)	8	9,156
Ovintiv Inc., 8.13%, 09/15/30	10	11,164
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	6	5,058
4.63%, 05/01/30 (Call 05/01/25)(b)	16	13,415
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	13	11,503
5.15%, 11/15/29 (Call 08/15/29)	3	2,667
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)(c)	6	5,475
Petrobras Global Finance BV, 5.60%, 01/03/31 (Call 10/03/30)	260	243,077
Petroleos Mexicanos
5.95%, 01/28/31 (Call 10/28/30)	35	26,313
6.70%, 02/16/32 (Call 11/16/31)(c)	150	116,101
6.84%, 01/23/30 (Call 10/23/29)	113	92,903
Petronas Capital Ltd., 2.48%, 01/28/32 (Call 10/28/31)(d)	200	167,986
Phillips 66
2.15%, 12/15/30 (Call 09/15/30)	35	28,455
3.75%, 03/01/28 (Call 12/01/27)(b)	10	9,227

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Pioneer Natural Resources Co., 1.90%, 08/15/30 (Call 05/15/30)	$50	$40,024
Precision Drilling Corp., 6.88%, 01/15/29 (Call 01/15/25)(b)	3	2,832
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)(c)	5	4,449
8.25%, 01/15/29 (Call 01/15/24)	14	14,605
Rockcliff Energy II LLC, 5.50%, 10/15/29 (Call 10/15/24)(b)	5	4,573
Santos Finance Ltd., 3.65%, 04/29/31 (Call 01/29/31)(b)	5	4,025
Shell International Finance BV, 3.88%, 11/13/28 (Call 08/13/28)	80	77,966
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(d)	200	176,322
SM Energy Co., 6.50%, 07/15/28 (Call 07/15/24)	3	2,925
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	18	15,837
5.38%, 02/01/29 (Call 02/01/24)	5	4,721
5.38%, 03/15/30 (Call 03/15/25)	9	8,461
8.38%, 09/15/28 (Call 09/15/23)	3	3,127
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	13	11,366
4.50%, 04/30/30 (Call 04/30/25)	6	5,210
Teine Energy Ltd., 6.88%, 04/15/29 (Call 04/15/24)(b)	3	2,730
Tosco Corp., 8.13%, 02/15/30	30	35,526
TotalEnergies Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	15	13,413
3.46%, 02/19/29 (Call 11/19/28)	5	4,705
TotalEnergies Capital SA, 3.88%, 10/11/28	4	3,903
Transocean Inc., 7.50%, 04/15/31(c)	8	5,301
Valero Energy Corp., 2.80%, 12/01/31 (Call 09/01/31)	20	16,582
Vermilion Energy Inc., 6.88%, 05/01/30 (Call 05/01/25)(b)	8	7,422
Woodside Finance Ltd., 4.50%, 03/04/29 (Call 12/04/28)(b)	20	18,886
		2,229,026
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28 (Call 04/01/23)(b)	6	5,572
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29 (Call 08/07/29)	5	4,459
Bristow Group Inc., 6.88%, 03/01/28 (Call 03/01/24)(b)	3	2,794
Halliburton Co., 2.92%, 03/01/30 (Call 12/01/29)	25	21,664
Oceaneering International Inc., 6.00%, 02/01/28 (Call 11/01/27)	3	2,724
Schlumberger Holdings Corp.
3.90%, 05/17/28 (Call 02/17/28)(b)	10	9,446
4.30%, 05/01/29 (Call 02/01/29)(b)	20	19,012
Weatherford International Ltd., 8.63%, 04/30/30 (Call 10/30/24)(b)(c)	20	19,173
		84,844
Packaging & Containers — 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	5	4,229
4.00%, 09/01/29 (Call 05/15/24)(b)	10	8,064
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(c)	20	16,247
3.13%, 09/15/31 (Call 06/15/31)	7	5,573
6.88%, 03/15/28	10	10,344
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	4	3,564
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(b)	10	9,655
8.75%, 04/15/30 (Call 04/15/25)(b)	10	8,995
Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	$9	$8,324
Graham Packaging Co. Inc., 7.13%, 08/15/28 (Call 08/15/23)(b)	6	5,099
Graphic Packaging International LLC
3.50%, 03/15/28(b)	6	5,265
3.50%, 03/01/29 (Call 09/01/28)(b)	5	4,258
3.75%, 02/01/30 (Call 08/01/29)(b)	4	3,426
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd.
Co-Issuer LLC, 6.00%, 09/15/28 (Call 01/03/23)(b)	5	4,069
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(b)	10	8,887
8.25%, 11/01/29 (Call 11/01/24)(b)	3	2,440
OI European Group BV, 4.75%, 02/15/30 (Call 11/15/24)(b)	3	2,589
Packaging Corp. of America, 3.00%, 12/15/29 (Call 09/15/29)	10	8,693
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%, 10/15/28 (Call 10/15/24)(b)	5	4,346
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	3	2,697
5.00%, 04/15/29 (Call 04/15/25)(b)	3	2,790
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 12/16/22)	5	4,694
Sonoco Products Co., 3.13%, 05/01/30 (Call 02/01/30)	20	17,329
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(b)	3	2,581
WRKCo Inc.
4.00%, 03/15/28 (Call 12/15/27)	10	9,348
4.90%, 03/15/29 (Call 12/15/28)	10	9,678
		173,184
Pharmaceuticals — 0.8%
AbbVie Inc.
3.20%, 11/21/29 (Call 08/21/29)	75	68,509
4.25%, 11/14/28 (Call 08/14/28)	70	68,305
AdaptHealth LLC
4.63%, 08/01/29 (Call 02/01/24)(b)	7	5,888
5.13%, 03/01/30 (Call 03/01/25)(b)	4	3,424
6.13%, 08/01/28 (Call 08/01/23)(b)	3	2,769
AstraZeneca PLC, 1.38%, 08/06/30 (Call 05/06/30)	70	56,105
Bausch Health Companies Inc., 6.25%, 02/15/29 (Call 02/15/24)(b)	2	846
Bausch Health Cos. Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)(c)	26	15,929
5.25%, 02/15/31 (Call 02/15/26)(b)	2	855
11.00%, 09/30/28(b)(c)	25	19,270
14.00%, 10/15/30	10	5,624
Becton Dickinson and Co., 1.96%, 02/11/31 (Call 11/11/30)	50	40,196
BellRing Brands Inc., 7.00%, 03/15/30 (Call 03/15/27)(b)	11	10,630
Bristol-Myers Squibb Co.
1.45%, 11/13/30 (Call 08/13/30)	65	51,941
2.95%, 03/15/32 (Call 12/15/31)	15	13,303
3.40%, 07/26/29 (Call 04/26/29)	17	15,925
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	60	50,980
4.38%, 10/15/28 (Call 07/15/28)	60	58,499
CVS Health Corp.
2.13%, 09/15/31 (Call 06/15/31)	30	24,061
3.25%, 08/15/29 (Call 05/15/29)	45	40,704
4.30%, 03/25/28 (Call 12/25/27)	55	53,469
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	6	5,544
Eli Lilly & Co., 3.38%, 03/15/29 (Call 12/15/28)	55	52,252
Embecta Corp.
5.00%, 02/15/30 (Call 02/15/27)(b)	5	4,272
6.75%, 02/15/30 (Call 02/15/27)(b)	2	1,828
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	25	24,213

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
HLF Financing Sarl LLC/Herbalife International Inc., 4.88%, 06/01/29 (Call 06/01/24)(b)	$10	$7,151
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	20	17,989
Johnson & Johnson
1.30%, 09/01/30 (Call 06/01/30)	30	24,613
2.90%, 01/15/28 (Call 10/15/27)	25	23,677
6.95%, 09/01/29(c)	15	17,797
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 11.50%, 12/15/28 (Call 06/15/27)(b)	15	12,936
McKesson Corp., 3.95%, 02/16/28 (Call 11/16/27)	20	18,998
Merck & Co. Inc.
1.90%, 12/10/28 (Call 10/10/28)	50	43,511
2.15%, 12/10/31 (Call 09/10/31)	30	24,939
3.40%, 03/07/29 (Call 12/07/28)	25	23,560
Option Care Health Inc., 4.38%, 10/31/29 (Call 10/31/24)(b)	5	4,263
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 04/30/24)(b)	15	13,498
5.13%, 04/30/31 (Call 04/30/26)(b)	25	22,181
Owens & Minor Inc.
4.50%, 03/31/29 (Call 03/31/24)(b)	4	3,274
6.63%, 04/01/30 (Call 04/01/25)(b)	5	4,440
Perrigo Finance Unlimited Co., 4.40%, 06/15/30 (Call 03/15/30)	5	4,273
Pfizer Inc.
2.63%, 04/01/30 (Call 01/01/30)	55	48,864
3.45%, 03/15/29 (Call 12/15/28)	50	47,409
Prestige Brands Inc., 3.75%, 04/01/31 (Call 04/01/26)(b)	7	5,919
Viatris Inc., 2.70%, 06/22/30 (Call 03/22/30)	15	11,949
Zoetis Inc., 3.90%, 08/20/28 (Call 05/20/28)	24	22,907
		1,099,489
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream
Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	5	4,612
5.75%, 01/15/28 (Call 01/15/23)(b)	5	4,726
Boardwalk Pipelines LP, 4.80%, 05/03/29 (Call 02/03/29)	5	4,725
Buckeye Partners LP
4.13%, 12/01/27 (Call 09/01/27)	13	11,484
4.50%, 03/01/28 (Call 12/01/27)(b)	5	4,458
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	24	22,117
Cheniere Energy Partners LP
3.25%, 01/31/32 (Call 01/31/27)	10	8,137
4.00%, 03/01/31 (Call 03/01/26)	21	18,347
4.50%, 10/01/29 (Call 10/01/24)	11	10,097
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	13	10,878
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31 (Call 06/15/26)(b)	20	18,349
Crestwood Midstream Partners LP/Crestwood Midstream
Finance Corp.
6.00%, 02/01/29 (Call 02/01/24)(b)	7	6,483
8.00%, 04/01/29 (Call 04/01/24)(b)	5	5,052
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	3	2,511
5.13%, 05/15/29 (Call 02/15/29)	15	14,601
8.13%, 08/16/30	2	2,240
Delek Logistics Partners LP/Delek Logistics Finance Corp., 7.13%, 06/01/28 (Call 06/01/24)(b)	3	2,749
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	8	7,035
4.38%, 06/15/31 (Call 06/15/26)(b)	17	14,687
Security	Par (000)	Value

Pipelines (continued)
El Paso Natural Gas Co. LLC, 3.50%, 02/15/32 (Call 11/15/31)(b)	$30	$25,462
Enbridge Inc., 3.13%, 11/15/29 (Call 08/15/29)	25	22,076
Energy Transfer LP
4.95%, 06/15/28 (Call 03/15/28)	50	48,500
5.25%, 04/15/29 (Call 01/15/29)	20	19,484
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	7	6,656
5.63%, 01/15/28 (Call 07/15/27)(b)	15	14,539
6.50%, 09/01/30 (Call 03/01/30)(b)	5	5,044
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	65	56,253
4.15%, 10/16/28 (Call 07/16/28)	10	9,542
EQM Midstream Partners LP
4.50%, 01/15/29 (Call 07/15/28)(b)	17	14,933
4.75%, 01/15/31 (Call 07/15/30)(b)	20	17,040
5.50%, 07/15/28 (Call 04/15/28)	17	15,762
Genesis Energy LP/Genesis Energy Finance Corp., 7.75%, 02/01/28 (Call 02/01/23)(c)	5	4,771
Global Partners LP/GLP Finance Corp., 6.88%, 01/15/29 (Call 01/15/24)	5	4,514
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	6	5,785
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	15	12,882
5.50%, 10/15/30 (Call 10/15/25)(b)	5	4,596
Holly Energy Partners LP/Holly Energy Finance Corp., 5.00%, 02/01/28 (Call 02/01/23)(b)	5	4,555
ITT Holdings LLC, 6.50%, 08/01/29 (Call 08/01/24)(b)	14	12,023
Kinder Morgan Inc.
4.30%, 03/01/28 (Call 12/01/27)	70	67,618
4.80%, 02/01/33 (Call 11/01/32)	10	9,406
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	10	9,396
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29 (Call 01/01/29)(b)	5	4,523
MPLX LP
2.65%, 08/15/30 (Call 05/15/30)	25	20,605
4.00%, 03/15/28 (Call 12/15/27)	50	46,847
4.80%, 02/15/29 (Call 11/15/28)	9	8,663
4.95%, 09/01/32 (Call 06/01/32)	10	9,502
NuStar Logistics LP, 6.38%, 10/01/30 (Call 04/01/30)	10	9,378
ONEOK Inc.
3.40%, 09/01/29 (Call 06/01/29)	10	8,718
4.55%, 07/15/28 (Call 04/15/28)	25	23,751
6.10%, 11/15/32 (Call 08/15/32)	25	25,557
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	5	4,369
3.80%, 09/15/30 (Call 06/15/30)	25	21,990
Rockies Express Pipeline LLC
4.80%, 05/15/30 (Call 02/15/30)(b)	8	6,840
4.95%, 07/15/29 (Call 04/15/29)(b)	6	5,412
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28 (Call 09/15/27)	45	42,627
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(b)	10	9,080
6.00%, 12/31/30 (Call 12/31/25)(b)	10	9,044
6.00%, 09/01/31 (Call 09/01/26)(b)	5	4,457
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31 (Call 02/01/26)	20	18,215
5.50%, 03/01/30 (Call 03/01/25)	15	14,419

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Texas Eastern Transmission LP, 3.50%, 01/15/28 (Call 10/15/27)(b)	$5	$4,550
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	25	23,384
4.25%, 05/15/28 (Call 02/15/28)	25	23,921
Transcontinental Gas Pipe Line Co. LLC
3.25%, 05/15/30 (Call 02/15/30)	20	17,580
4.00%, 03/15/28 (Call 12/15/27)	10	9,472
Venture Global Calcasieu Pass LLC
3.88%, 08/15/29 (Call 02/15/29)(b)	19	16,573
4.13%, 08/15/31 (Call 02/15/31)(b)	15	12,941
Western Midstream Operating LP
4.55%, 02/01/30 (Call 11/01/29)	10	8,935
4.75%, 08/15/28 (Call 05/15/28)	10	9,366
Williams Companies Inc. (The)
2.60%, 03/15/31 (Call 12/15/30)	10	8,239
4.65%, 08/15/32 (Call 05/15/32)	50	47,325
		1,040,408
Private Equity — 0.0%
Apollo Management Holdings LP, 4.87%, 02/15/29 (Call 11/15/28)(b)	5	4,762

Real Estate — 0.0%
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)(c)	10	9,576
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	5	4,191
4.38%, 02/01/31 (Call 02/01/26)(b)	5	4,106
5.38%, 08/01/28 (Call 08/01/23)(b)	8	7,248
Hunt Cos. Inc., 5.25%, 04/15/29 (Call 04/15/24)(b)	5	4,148
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	11	8,930
4.75%, 02/01/30 (Call 09/01/24)	5	3,961
5.00%, 03/01/31 (Call 03/01/26)	7	5,592
Realogy Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(b)	12	8,816
5.75%, 01/15/29 (Call 01/15/24)(b)	7	5,314
		61,882
Real Estate Investment Trusts — 1.1%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31 (Call 05/15/31)	25	21,950
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(b)	5	3,826
American Homes 4 Rent LP, 3.63%, 04/15/32 (Call 01/15/32)	25	21,219
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	90	72,315
2.90%, 01/15/30 (Call 10/15/29)	5	4,291
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	6	4,776
AvalonBay Communities Inc., 3.20%, 01/15/28 (Call 10/15/27)	35	32,237
Boston Properties LP
2.90%, 03/15/30 (Call 12/15/29)	10	8,197
3.25%, 01/30/31 (Call 10/30/30)	20	16,724
4.50%, 12/01/28 (Call 09/01/28)	10	9,337
Brixmor Operating Partnership LP, 2.50%, 08/16/31 (Call 05/16/31)	15	11,429
Camden Property Trust, 4.10%, 10/15/28 (Call 07/15/28)	5	4,764
Crown Castle Inc.
2.25%, 01/15/31 (Call 10/15/30)	25	20,237
3.80%, 02/15/28 (Call 11/15/27)	25	23,360
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Crown Castle International Corp., 2.50%, 07/15/31 (Call 04/15/31)	$25	$20,413
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	3	2,565
CubeSmart LP, 2.50%, 02/15/32 (Call 11/15/31)	50	38,511
Digital Realty Trust LP, 3.60%, 07/01/29 (Call 04/01/29)	25	22,669
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	5	3,485
4.75%, 02/15/28 (Call 08/15/27)	6	4,106
EPR Properties, 3.60%, 11/15/31 (Call 08/15/31)	25	18,333
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	30	24,086
3.20%, 11/18/29 (Call 08/18/29)(c)	15	13,191
3.90%, 04/15/32 (Call 01/15/32)	25	22,300
ERP Operating LP, 3.00%, 07/01/29 (Call 04/01/29)	70	61,557
Essex Portfolio LP
2.65%, 03/15/32 (Call 12/15/31)	5	3,989
3.00%, 01/15/30 (Call 10/15/29)	5	4,244
4.00%, 03/01/29 (Call 12/01/28)	25	22,911
Extra Space Storage LP, 2.35%, 03/15/32 (Call 12/15/31)	5	3,832
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(b)	5	4,123
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32 (Call 10/15/31)	20	15,922
5.30%, 01/15/29 (Call 10/15/28)	10	9,434
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 09/15/30(b)	3	2,177
Healthcare Trust of America Holdings LP, 3.10%, 02/15/30 (Call 11/15/29)	15	12,673
Healthpeak Properties Inc.
2.13%, 12/01/28 (Call 10/01/28)	10	8,468
3.00%, 01/15/30 (Call 10/15/29)	15	12,944
Highwoods Realty LP
2.60%, 02/01/31 (Call 11/01/30)	25	18,887
3.05%, 02/15/30 (Call 11/15/29)	5	4,022
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29 (Call 09/15/29)	25	21,217
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	5	3,916
4.65%, 04/01/29 (Call 01/01/29)	10	8,751
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31 (Call 05/15/31)	25	18,565
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	13	10,999
4.88%, 09/15/29 (Call 09/15/24)(b)	7	6,183
5.00%, 07/15/28 (Call 07/15/23)(b)	9	8,256
5.25%, 03/15/28 (Call 12/27/22)(b)	6	5,614
5.25%, 07/15/30 (Call 07/15/25)(b)	9	8,099
5.63%, 07/15/32 (Call 07/15/26)(b)	25	22,080
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	5	4,262
Kilroy Realty LP, 3.05%, 02/15/30 (Call 11/15/29)	15	12,179
Kimco Realty Corp., 3.20%, 04/01/32 (Call 01/01/32)	25	20,962
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/29 (Call 06/15/24)(b)	10	8,240
Life Storage LP, 2.40%, 10/15/31 (Call 07/15/31)	25	19,336
Mid-America Apartments LP, 3.95%, 03/15/29 (Call 12/15/28)	50	46,976
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	10	7,074
4.63%, 08/01/29 (Call 08/01/24)	16	12,603
Office Properties Income Trust, 3.45%, 10/15/31 (Call 07/15/31)	10	6,601

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
Omega Healthcare Investors Inc., 3.38%, 02/01/31 (Call 11/01/30)	$10	$7,838
Park Intermediate Holdings LLC/PK Domestic
Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 05/15/24)(b)	6	5,130
5.88%, 10/01/28 (Call 10/01/23)(b)	10	9,261
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31 (Call 08/15/31)	10	7,444
Prologis LP
2.25%, 01/15/32	80	64,427
4.00%, 09/15/28	5	4,790
Public Storage
1.85%, 05/01/28 (Call 03/01/28)	20	17,237
2.30%, 05/01/31 (Call 02/01/31)	10	8,295
Realty Income Corp.
3.65%, 01/15/28 (Call 10/15/27)	35	32,832
5.63%, 10/13/32 (Call 07/13/32)	10	10,317
Regency Centers LP, 2.95%, 09/15/29 (Call 06/15/29)	5	4,209
Rexford Industrial Realty LP, 2.13%, 12/01/30 (Call 09/01/30)	10	7,823
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 02/15/29 (Call 02/15/24)(b)(c)	5	4,392
RLJ Lodging Trust LP, 4.00%, 09/15/29 (Call 09/15/24)(b)	10	8,386
Sabra Health Care LP, 3.20%, 12/01/31 (Call 09/01/31)	10	7,516
Safehold Operating Partnership LP, 2.80%, 06/15/31 (Call 03/15/31)	10	7,769
SBA Communications Corp., 3.13%, 02/01/29 (Call 02/01/24)	11	9,199
Scentre Group Trust 1/Scentre Group Trust 2, 4.38%, 05/28/30 (Call 02/28/30)(b)(c)	60	53,758
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)	2	1,493
4.38%, 02/15/30 (Call 08/15/29)	8	5,646
4.95%, 10/01/29 (Call 07/01/29)	4	2,929
5.50%, 12/15/27 (Call 09/15/27)	8	6,961
Simon Property Group LP, 2.45%, 09/13/29 (Call 06/13/29)	50	42,023
Spirit Realty LP, 3.40%, 01/15/30 (Call 10/15/29)	30	25,010
STORE Capital Corp.
2.70%, 12/01/31 (Call 09/01/31)	15	11,403
4.50%, 03/15/28 (Call 12/15/27)	5	4,560
4.63%, 03/15/29 (Call 12/15/28)	5	4,580
Sun Communities Operating LP, 2.70%, 07/15/31 (Call 04/15/31)	20	15,601
UDR Inc., 4.40%, 01/26/29 (Call 10/26/28)	5	4,730
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30 (Call 01/15/25)(b)	8	5,780
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 04/15/24)(b)	5	4,173
6.50%, 02/15/29 (Call 02/15/24)(b)	15	11,000
Ventas Realty LP, 4.40%, 01/15/29 (Call 10/15/28)	10	9,396
VICI Properties LP, 5.13%, 05/15/32 (Call 02/15/32)	30	28,005
VICI Properties LP/VICI Note Co. Inc.
3.88%, 02/15/29 (Call 11/15/28)(b)	10	8,828
4.13%, 08/15/30 (Call 02/15/25)(b)	5	4,369
4.63%, 12/01/29 (Call 12/01/24)(b)	30	27,172
WEA Finance LLC, 3.50%, 06/15/29 (Call 03/15/29)(b)	25	20,647
Welltower Inc., 3.10%, 01/15/30 (Call 10/15/29)	50	42,609
Weyerhaeuser Co., 4.00%, 04/15/30 (Call 01/15/30)	35	31,927
XHR LP, 4.88%, 06/01/29 (Call 06/01/24)(b)	5	4,216
		1,455,098
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(b)	7	5,989
Security	Par (000)	Value

Retail (continued)
3.88%, 01/15/28 (Call 01/03/23)(b)	$21	$18,774
4.00%, 10/15/30 (Call 10/15/25)(b)	36	30,046
4.38%, 01/15/28 (Call 01/03/23)(b)	6	5,460
1375209 BC Ltd., 9.00%, 01/30/28	5	4,911
7-Eleven Inc., 1.80%, 02/10/31 (Call 11/10/30)(b)	15	11,587
Advance Auto Parts Inc., 3.90%, 04/15/30 (Call 01/15/30)	10	8,857
Arko Corp., 5.13%, 11/15/29 (Call 11/15/24)(b)	5	4,015
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	3	2,716
4.63%, 11/15/29 (Call 11/15/24)(b)	6	5,235
4.75%, 03/01/30 (Call 03/01/25)	3	2,581
5.00%, 02/15/32 (Call 11/15/26)(b)	10	8,457
At Home Group Inc.
4.88%, 07/15/28 (Call 07/15/23)(b)(c)	2	1,468
7.13%, 07/15/29 (Call 07/15/24)(b)(c)	5	2,941
AutoNation Inc., 2.40%, 08/01/31 (Call 05/01/31)	25	18,387
AutoZone Inc., 4.00%, 04/15/30 (Call 01/15/30)(c)	25	23,392
Bath & Body Works Inc.
5.25%, 02/01/28	10	9,275
6.63%, 10/01/30 (Call 10/01/25)(b)	10	9,374
7.50%, 06/15/29 (Call 06/15/24)(c)	15	15,048
Beacon Roofing Supply Inc., 4.13%, 05/15/29 (Call 05/15/24)(b)	3	2,523
Best Buy Co. Inc., 4.45%, 10/01/28 (Call 07/01/28)	15	14,508
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29 (Call 04/15/24)(b)(c)	3	2,578
BlueLinx Holdings Inc., 6.00%, 11/15/29 (Call 11/15/24)(b)	2	1,613
Carrols Restaurant Group Inc., 5.88%, 07/01/29 (Call 07/01/24)(b)(c)	3	2,109
Carvana Co.
4.88%, 09/01/29 (Call 09/01/24)(b)	8	2,680
5.88%, 10/01/28 (Call 10/01/23)(b)	5	1,753
10.25%, 05/01/30 (Call 05/01/27)(b)(c)	34	14,454
Costco Wholesale Corp., 1.60%, 04/20/30 (Call 01/20/30)	50	41,430
Dollar General Corp., 4.13%, 05/01/28 (Call 02/01/28)	30	28,785
Dollar Tree Inc., 4.20%, 05/15/28 (Call 02/15/28)	44	42,117
Ferrellgas LP/Ferrellgas Finance Corp., 5.88%, 04/01/29 (Call 04/01/24)(b)	8	6,751
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(b)	7	6,179
6.75%, 01/15/30 (Call 01/15/25)(b)	14	11,781
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	13	11,498
5.63%, 01/01/30 (Call 01/01/25)(b)	5	4,546
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	5	4,078
Foundation Building Materials Inc., 6.00%, 03/01/29 (Call 03/01/24)(b)	3	2,248
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	10	7,676
3.88%, 10/01/31 (Call 10/01/26)(b)	7	5,284
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	6	5,124
GYP Holdings III Corp., 4.63%, 05/01/29 (Call 05/01/24)(b)	8	6,504
Home Depot Inc. (The)
1.38%, 03/15/31 (Call 12/15/30)	30	23,563
2.95%, 06/15/29 (Call 03/15/29)	55	50,250
4.50%, 09/15/32 (Call 06/15/32)	50	49,628
LBM Acquisition LLC, 6.25%, 01/15/29 (Call 01/15/24)(b)	6	4,123
LCM Investments Holdings II LLC, 4.88%, 05/01/29 (Call 05/01/24)(b)	13	10,950

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	$15	$12,583
4.38%, 01/15/31 (Call 10/15/25)(b)	7	5,923
Lowe's Companies Inc.
2.63%, 04/01/31 (Call 01/01/31)	25	21,022
3.65%, 04/05/29 (Call 01/05/29)	15	14,028
3.75%, 04/01/32 (Call 01/01/32)	25	22,734
4.50%, 04/15/30 (Call 01/15/30)	30	29,231
Macy's Retail Holdings LLC
5.88%, 04/01/29 (Call 04/01/24)(b)(c)	3	2,790
5.88%, 03/15/30 (Call 03/15/25)(b)	13	11,736
6.13%, 03/15/32 (Call 03/15/27)(b)(c)	5	4,365
McDonald's Corp.
2.13%, 03/01/30 (Call 12/01/29)	15	12,764
3.80%, 04/01/28 (Call 01/01/28)	30	28,953
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 11/01/23)(b)	11	8,101
7.88%, 05/01/29 (Call 05/01/24)(b)	10	5,912
Murphy Oil USA Inc., 3.75%, 02/15/31 (Call 02/15/26)(b)	5	4,141
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)	4	3,114
4.38%, 04/01/30 (Call 01/01/30)	8	6,432
6.95%, 03/15/28	3	2,869
O'Reilly Automotive Inc., 4.35%, 06/01/28 (Call 03/01/28)	64	62,244
Papa John's International Inc., 3.88%, 09/15/29 (Call 09/15/24)(b)(c)	3	2,531
Park River Holdings Inc.
5.63%, 02/01/29 (Call 02/01/24)(b)	3	2,048
6.75%, 08/01/29 (Call 08/01/24)(b)	8	5,509
Patrick Industries Inc., 4.75%, 05/01/29 (Call 05/01/24)(b)	5	3,985
Penske Automotive Group Inc., 3.75%, 06/15/29 (Call 06/15/24)	5	4,204
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 02/15/24)(b)	10	9,135
7.75%, 02/15/29 (Call 02/15/24)(b)(c)	10	9,310
QVC Inc., 4.38%, 09/01/28 (Call 06/01/28)	9	6,040
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(b)	5	4,134
4.88%, 11/15/31 (Call 11/15/26)(b)	15	12,029
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(b)	5	4,460
6.00%, 12/01/29 (Call 12/01/24)(b)	16	13,182
6.13%, 07/01/29 (Call 07/01/24)(b)	5	4,150
Starbucks Corp.
3.50%, 03/01/28 (Call 12/01/27)	11	10,543
3.55%, 08/15/29 (Call 05/15/29)	30	28,225
4.00%, 11/15/28 (Call 08/15/28)	20	19,356
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31 (Call 06/01/26)(b)	5	4,290
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	5	4,271
Target Corp.
2.35%, 02/15/30 (Call 11/15/29)	35	29,992
3.38%, 04/15/29 (Call 01/15/29)	10	9,292
4.50%, 09/15/32 (Call 06/15/32)	20	19,594
TJX Companies Inc. (The), 3.88%, 04/15/30 (Call 01/15/30)	60	56,756
Victoria's Secret & Co., 4.63%, 07/15/29 (Call 07/15/24)(b)(c)	7	5,906
Walmart Inc.
3.25%, 07/08/29 (Call 04/08/29)	30	28,326
4.15%, 09/09/32 (Call 06/09/32)	10	9,896
White Cap Buyer LLC, 6.88%, 10/15/28 (Call 10/15/23)(b)	5	4,328
Security	Par (000)	Value

Retail (continued)
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	$8	$6,725
4.63%, 01/31/32 (Call 10/01/26)	8	7,181
4.75%, 01/15/30 (Call 10/15/29)(b)	16	14,595
5.38%, 04/01/32 (Call 04/01/27)	12	11,105
		1,163,286
Semiconductors — 0.5%
Advanced Micro Devices Inc., 3.92%, 06/01/32 (Call 03/01/32)	10	9,439
Analog Devices Inc., 2.10%, 10/01/31 (Call 07/01/31)	15	12,340
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28 (Call 10/15/27)	15	13,729
Broadcom Inc.
2.45%, 02/15/31 (Call 11/15/30)(b)	75	59,334
4.30%, 11/15/32 (Call 08/15/32)	50	44,424
5.00%, 04/15/30 (Call 01/15/30)	25	23,956
Entegris Escrow Corp.
4.75%, 04/15/29 (Call 01/15/29)(b)	5	4,523
5.95%, 06/15/30 (Call 06/15/25)(b)	9	8,473
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	3	2,522
4.38%, 04/15/28 (Call 04/15/23)(b)	3	2,678
Intel Corp.
2.00%, 08/12/31 (Call 05/12/31)	20	16,107
3.90%, 03/25/30 (Call 12/25/29)	45	42,597
KLA Corp., 4.65%, 07/15/32 (Call 04/15/32)	30	29,761
Lam Research Corp., 4.00%, 03/15/29 (Call 12/15/28)	70	67,468
Marvell Technology Inc., 2.95%, 04/15/31 (Call 01/15/31)	25	20,452
Micron Technology Inc.
2.70%, 04/15/32 (Call 01/15/32)	50	38,736
5.33%, 02/06/29 (Call 11/06/28)	10	9,714
NVIDIA Corp.
1.55%, 06/15/28 (Call 04/15/28)	35	30,057
2.00%, 06/15/31 (Call 03/15/31)	10	8,146
NXP BV/NXP Funding LLC/NXP USA Inc.
2.65%, 02/15/32 (Call 11/15/31)	15	11,818
3.40%, 05/01/30 (Call 02/01/30)	15	13,041
4.30%, 06/18/29 (Call 03/18/29)	25	23,412
5.00%, 01/15/33 (Call 10/15/32)	10	9,502
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	5	4,433
Qorvo Inc., 4.38%, 10/15/29 (Call 10/15/24)	20	17,783
QUALCOMM Inc., 2.15%, 05/20/30 (Call 02/20/30)	45	38,358
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	8	6,798
Texas Instruments Inc.
1.75%, 05/04/30 (Call 02/04/30)	10	8,312
2.25%, 09/04/29 (Call 06/04/29)	75	65,154
		643,067
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 4.20%, 05/01/30 (Call 02/01/30)	10	9,191

Software — 0.4%
Adobe Inc., 2.30%, 02/01/30 (Call 11/01/29)	10	8,624
Autodesk Inc., 2.85%, 01/15/30 (Call 10/15/29)	5	4,347
Black Knight InfoServ LLC, 3.63%, 09/01/28 (Call 09/01/23)(b)	7	6,294
Broadridge Financial Solutions Inc., 2.90%, 12/01/29 (Call 09/01/29)	30	25,670
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(b)	3	1,518
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29 (Call 06/15/25)(b)	6	5,869

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software (continued)
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(b)	$7	$6,280
4.88%, 07/01/29 (Call 06/30/24)(b)	7	5,996
Consensus Cloud Solutions Inc., 6.50%, 10/15/28 (Call 10/15/26)(b)	9	8,174
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 (Call 12/15/24)(b)	5	4,303
Elastic NV, 4.13%, 07/15/29 (Call 07/15/24)(b)	7	5,708
Fair Isaac Corp., 4.00%, 06/15/28 (Call 12/16/22)(b)	7	6,404
Fidelity National Information Services Inc., 2.25%, 03/01/31 (Call 12/01/30)	25	19,982
Fiserv Inc.
2.65%, 06/01/30 (Call 03/01/30)	10	8,458
3.50%, 07/01/29 (Call 04/01/29)	40	36,099
MicroStrategy Inc., 6.13%, 06/15/28 (Call 06/15/24)(b)(c)	5	3,693
Minerva Merger Sub Inc., 6.50%, 02/15/30 (Call 02/15/25)(b)(c)	27	20,181
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(b)	16	13,536
3.63%, 11/01/31 (Call 11/01/26)(b)	5	4,182
3.88%, 02/15/31 (Call 06/01/25)(b)	7	6,082
4.00%, 11/15/29 (Call 11/15/24)(b)	7	6,215
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	9	7,593
3.88%, 12/01/29 (Call 12/01/24)(b)	15	12,045
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	9	7,295
4.13%, 12/01/31 (Call 12/01/26)(b)	5	3,940
Oracle Corp.
2.88%, 03/25/31 (Call 12/25/30)	80	66,997
2.95%, 04/01/30 (Call 01/01/30)	40	34,332
6.25%, 11/09/32	20	21,116
Picard Midco Inc., 6.50%, 03/31/29 (Call 09/30/25)(b)	50	43,730
Playtika Holding Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	15	12,160
Rackspace Technology Global Inc.
3.50%, 02/15/28 (Call 02/15/24)(b)	14	9,605
5.38%, 12/01/28 (Call 12/01/23)(b)(c)	5	2,382
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	11	9,000
Rocket Software Inc., 6.50%, 02/15/29 (Call 02/15/24)(b)	5	3,942
Roper Technologies Inc., 4.20%, 09/15/28 (Call 06/15/28)	15	14,489
RRD Parent Inc., 10.00%, 10/15/31(b)	8	12,258
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	45	43,558
Take-Two Interactive Software Inc., 4.00%, 04/14/32 (Call 01/14/32)	35	31,181
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	8	6,624
3.88%, 03/15/31 (Call 03/15/26)	4	3,241
VMware Inc.
2.20%, 08/15/31 (Call 05/15/31)	25	19,127
4.70%, 05/15/30 (Call 02/15/30)	5	4,700
Workday Inc., 3.80%, 04/01/32 (Call 01/01/32)(c)	15	13,417
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29 (Call 02/01/24)(b)	5	4,229
		594,576
Telecommunications — 1.2%
Altice France Holding SA, 6.00%, 02/15/28 (Call 02/15/23)(b)	10	6,767
Altice France SA, 5.50%, 10/15/29 (Call 10/15/24)(b)	15	11,846
Altice France SA/France
5.13%, 01/15/29 (Call 09/15/23)(b)	5	3,944
5.13%, 07/15/29 (Call 04/15/24)(b)	40	31,044
5.50%, 01/15/28 (Call 01/03/23)(b)	10	8,348
Security	Par (000)	Value

Telecommunications (continued)
AT&T Inc.
2.75%, 06/01/31 (Call 03/01/31)	$50	$42,060
4.10%, 02/15/28 (Call 11/15/27)	70	67,642
4.30%, 02/15/30 (Call 11/15/29)	20	18,994
4.35%, 03/01/29 (Call 12/01/28)	80	76,908
Avaya Inc., 6.13%, 09/15/28 (Call 09/15/23)(b)	8	3,529
British Telecommunications PLC
4.88%, 11/23/81 (Call 08/23/31)(a)(b)	5	3,995
9.63%, 12/15/30	25	30,120
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(b)	5	4,264
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(b)	19	16,000
7.13%, 07/01/28 (Call 07/01/23)(b)(c)	5	3,875
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 10/01/23)(b)	8	6,076
6.50%, 10/01/28 (Call 10/01/23)(b)(c)	6	4,936
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	35	41,716
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32 (Call 06/14/32)(d)	150	116,377
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 05/01/24)(b)	15	13,349
5.88%, 11/01/29 (Call 11/01/24)	20	15,972
6.00%, 01/15/30 (Call 10/15/24)(b)	7	5,727
6.75%, 05/01/29 (Call 05/01/24)(b)(c)	7	5,877
8.75%, 05/15/30 (Call 05/15/25)(b)	9	9,308
Frontier Florida LLC, Series E, 6.86%, 02/01/28	3	2,785
Frontier North Inc., Series G, 6.73%, 02/15/28	2	1,876
Iliad Holding SASU, 7.00%, 10/15/28 (Call 10/15/24)(b)	7	6,609
Intelsat Jackson Holdings SA, 6.50%, 03/15/30 (Call 03/15/25)(b)	32	29,450
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	16	11,811
3.75%, 07/15/29 (Call 01/15/24)(b)	7	5,097
3.88%, 11/15/29 (Call 08/15/29)(b)	20	15,562
4.25%, 07/01/28 (Call 07/01/23)(b)	14	11,090
Lumen Technologies Inc.
4.50%, 01/15/29 (Call 01/15/24)(b)	17	11,465
5.38%, 06/15/29 (Call 06/15/24)(b)	3	2,120
Series G, 6.88%, 01/15/28(c)	3	2,407
Maxar Technologies Inc., 7.54%, 12/31/27 (Call 06/25/24)(b)	2	1,891
Motorola Solutions Inc., 4.60%, 02/23/28 (Call 11/23/27)	50	48,818
Orange SA, 9.00%, 03/01/31	30	37,194
Rogers Communications Inc., 3.80%, 03/15/32 (Call 12/15/31)(b)	25	22,134
Singapore Telecommunications Ltd., 7.38%, 12/01/31	100	117,856
Sprint Capital Corp.
6.88%, 11/15/28	18	19,070
8.75%, 03/15/32	39	46,630
Switch Ltd.
3.75%, 09/15/28 (Call 12/06/22)(b)	4	4,075
4.13%, 06/15/29 (Call 12/06/22)(b)	3	3,062
TELUS Corp., 3.40%, 05/13/32 (Call 02/13/32)	10	8,704
T-Mobile USA Inc.
2.40%, 03/15/29 (Call 01/15/29)	25	21,207
2.55%, 02/15/31 (Call 11/15/30)	50	41,360
2.63%, 02/15/29 (Call 02/15/24)	27	22,988
2.88%, 02/15/31 (Call 02/15/26)	12	10,001
3.38%, 04/15/29 (Call 04/15/24)	27	23,875
3.50%, 04/15/31 (Call 04/15/26)	90	78,229
3.88%, 04/15/30 (Call 01/15/30)	65	59,686

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
1.75%, 01/20/31 (Call 10/20/30)	$45	$35,271
2.10%, 03/22/28 (Call 01/22/28)	30	26,264
2.36%, 03/15/32 (Call 12/15/31)	65	52,292
2.55%, 03/21/31 (Call 12/21/30)	65	54,142
4.02%, 12/03/29 (Call 09/03/29)	100	94,367
4.33%, 09/21/28	35	34,041
ViaSat Inc., 6.50%, 07/15/28 (Call 07/15/23)(b)	5	3,843
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	5	4,126
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	10	8,026
4.75%, 07/15/31 (Call 07/15/26)(b)	20	16,388
Vodafone Group PLC
4.13%, 06/04/81 (Call 03/04/31)(a)	7	5,230
4.38%, 05/30/28	30	29,695
7.00%, 04/04/79 (Call 01/04/29)(a)	25	24,746
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
7.75%, 08/15/28 (Call 08/15/23)(b)(c)	15	13,073
Zayo Group Holdings Inc., 6.13%, 03/01/28 (Call 03/01/23)(b)(c)	11	5,972
		1,623,202
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29 (Call 08/19/29)	10	9,020
Mattel Inc.
3.75%, 04/01/29 (Call 04/01/24)(b)	10	8,759
5.88%, 12/15/27 (Call 01/03/23)(b)	7	6,841
		24,620
Transportation — 0.2%
AP Moller - Maersk A/S, 4.50%, 06/20/29 (Call 03/20/29)(b)	10	9,513
Canadian Pacific Railway Co., 2.45%, 12/02/31 (Call 09/02/31)	25	20,874
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(b)	5	4,480
Carriage Purchaser Inc., 7.88%, 10/15/29 (Call 10/15/24)(b)	3	2,165
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	5	4,752
CSX Corp., 3.80%, 03/01/28 (Call 12/01/27)	40	38,474
FedEx Corp.
3.40%, 02/15/28 (Call 11/15/27)	10	9,311
4.25%, 05/15/30 (Call 02/15/30)	10	9,397
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	8	6,641
Kansas City Southern, 2.88%, 11/15/29 (Call 08/15/29)	10	8,703
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	10	8,665
3.00%, 03/15/32 (Call 12/15/31)	15	13,035
3.80%, 08/01/28 (Call 05/01/28)	20	19,151
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(b)	10	7,666
Union Pacific Corp.
2.40%, 02/05/30 (Call 11/05/29)	60	51,857
2.80%, 02/14/32 (Call 12/15/31)	10	8,725
3.95%, 09/10/28 (Call 06/10/28)	20	19,406
United Parcel Service Inc., 4.45%, 04/01/30 (Call 01/01/30)	20	19,877
Walmart Inc., 1.80%, 09/22/31 (Call 06/22/31)	25	20,643
		283,335
Trucking & Leasing — 0.0%
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/28 (Call 05/01/24)(b)	7	6,084
GATX Corp., 4.00%, 06/30/30 (Call 03/30/30)	25	22,452
		28,536
Security	Par (000)	Value

Water — 0.0%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	$10	$8,713
3.75%, 09/01/28 (Call 06/01/28)	5	4,800
4.45%, 06/01/32 (Call 03/01/32)(c)	15	14,483
		27,996
Total Corporate Bonds & Notes — 23.0%
(Cost: $34,382,682)		31,829,481

Foreign Government Obligations(f)

Argentina — 0.1%
Argentina Bonar Bonds
0.50%, 07/09/30(g)	150	32,451
1.00%, 07/09/29	30	6,589
Argentine Republic Government International Bond
0.50%, 07/09/30 (Call 01/02/23)(g)	176	46,429
1.00%, 07/09/29 (Call 01/03/23)	25	6,435
		91,904
Bahrain — 0.1%
CBB International Sukuk Programme Co. WLL, 3.88%,
05/18/29(d)	200	179,450

Brazil — 0.1%
Brazilian Government International Bond, 3.75%, 09/12/31(c)	200	171,612

Canada — 0.1%
Province of Alberta Canada, 3.30%, 03/15/28	65	62,167
Province of New Brunswick Canada, 3.63%, 02/24/28	15	14,566
Province of Ontario Canada
2.00%, 10/02/29	15	13,074
2.13%, 01/21/32(c)	50	42,207
Province of Quebec Canada
1.35%, 05/28/30	30	24,588
Series PD, 7.50%, 09/15/29	10	11,867
		168,469
Colombia — 0.1%
Colombia Government International Bond, 3.00%, 01/30/30 (Call 10/30/29)	200	151,212

Dominican Republic — 0.1%
Dominican Republic International Bond, 5.50%, 02/22/29 (Call 12/22/28)(d)	150	138,648

Ecuador — 0.0%
Ecuador Government International Bond
0.00%, 07/31/30(d)(h)	10	3,713
5.50%, 07/31/30(d)(g)	40	24,482
		28,195
Egypt — 0.1%
Egypt Government International Bond, 5.88%, 02/16/31(d)	200	142,078

El Salvador — 0.0%
El Salvador Government International Bond, 8.63%, 02/28/29(d)	8	3,461

Hong Kong — 0.1%
Airport Authority, 1.63%, 02/04/31 (Call 11/04/30)(b)	200	158,222

Indonesia — 0.2%
Indonesia Government International Bond, 4.75%, 02/11/29	200	200,558

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Italy — 0.0%
Republic of Italy Government International Bond, 2.88%, 10/17/29	$15	$12,522

Japan — 0.1%
Japan Bank for International Cooperation, 1.88%, 04/15/31	200	165,120

Lebanon — 0.0%
Lebanon Government International Bond
6.65%, 02/26/30(d)(i)(j)	5	292
6.85%, 05/25/29(i)(j)	2	119
		411
Mexico — 0.2%
Mexico Government International Bond
4.75%, 04/27/32 (Call 01/27/32)(c)	200	193,356
8.30%, 08/15/31	5	5,865
		199,221
Nigeria — 0.1%
Nigeria Government International Bond, 6.13%, 09/28/28(d)	200	154,576

Oman — 0.2%
Oman Government International Bond, 5.63%, 01/17/28(d)	200	196,738

Panama — 0.2%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	200	151,734
9.38%, 04/01/29	40	47,989
		199,723
Peru — 0.1%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	105	88,946
2.84%, 06/20/30	53	45,734
		134,680
Philippines — 0.1%
Philippine Government International Bond, 6.38%, 01/15/32	100	109,507

Qatar — 0.1%
Qatar Government International Bond, 9.75%, 06/15/30(b)	100	134,081

Romania — 0.0%
Romanian Government International Bond, 3.63%, 03/27/32(d)	42	34,077

Saudi Arabia — 0.3%
Saudi Government International Bond
2.75%, 02/03/32(d)	200	173,562
4.38%, 04/16/29(d)	200	197,540
		371,102
South Africa — 0.1%
Republic of South Africa Government International Bond, 4.85%, 09/30/29	200	182,334

South Korea — 0.1%
Export-Import Bank of Korea, 1.25%, 09/21/30	200	154,956

Supranational — 0.4%
Asian Development Bank
0.75%, 10/08/30	50	39,532
1.75%, 09/19/29	55	47,947
1.88%, 01/24/30	15	13,092
3.13%, 04/27/32	15	14,148
European Investment Bank
0.75%, 09/23/30	25	19,902
1.63%, 10/09/29	75	65,178
Security	Par (000)	Value

Supranational (continued)
1.75%, 03/15/29	$5	$4,411
Inter-American Development Bank
1.13%, 07/20/28	15	12,856
2.25%, 06/18/29	65	58,729
3.13%, 09/18/28	110	105,115
3.50%, 09/14/29	5	4,874
International Bank for Reconstruction & Development
1.13%, 09/13/28	5	4,278
1.25%, 02/10/31	50	40,962
1.63%, 11/03/31	85	70,853
1.75%, 10/23/29	60	52,318
3.63%, 09/21/29	25	24,571
International Finance Corp., 0.75%, 08/27/30	25	19,812
		598,578
Turkey — 0.1%
Turkey Government International Bond, 5.13%, 02/17/28	200	174,338

Ukraine — 0.0%
Ukraine Government International Bond, 7.75%, 09/01/27(d)(i)(j)	100	23,487

United Arab Emirates — 0.3%
Abu Dhabi Government International Bond, 3.13%, 04/16/30(d)	200	186,468
Sharjah Sukuk Program Ltd., 3.23%, 10/23/29(d)	200	173,910
		360,378
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 01/23/31 (Call 10/23/30)	30	30,000

Total Foreign Government Obligations — 3.4%
(Cost: $5,039,070)		4,669,638

Municipal Debt Obligations

California — 0.0%
State of California GO, 2.50%, 10/01/29	50	43,110
University of California RB, Series BG, 1.32%, 05/15/27 (Call 03/15/27)	10	8,632
		51,742
Total Municipal Debt Obligations — 0.0%
(Cost: $61,985)		51,742

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 53.4%
Federal Home Loan Mortgage Corp.
2.50%, 01/01/33	9	8,628
3.00%, 03/01/46	119	107,494
3.00%, 07/01/46	9	8,209
3.00%, 08/01/46	53	48,253
3.00%, 09/01/46	38	34,328
3.00%, 10/01/46	21	18,579
3.00%, 12/01/46	185	167,335
3.00%, 01/01/47	31	27,607
3.00%, 02/01/47	100	90,710
3.00%, 06/01/47	84	76,320
3.00%, 08/01/47	12	10,729
3.00%, 09/01/47	24	21,426
3.00%, 10/01/47	20	18,493
3.50%, 06/01/34	8	7,679

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 03/01/38	$52	$50,121
3.50%, 10/01/42	43	40,218
3.50%, 10/01/44	18	17,322
3.50%, 03/01/46	100	94,499
3.50%, 12/01/46	12	11,333
3.50%, 01/01/47	20	18,273
3.50%, 04/01/47	29	27,455
3.50%, 07/01/47	29	27,065
3.50%, 08/01/47	5	4,214
3.50%, 09/01/47	67	62,483
3.50%, 12/01/47	4	3,424
3.50%, 02/01/48	66	61,935
3.50%, 03/01/48	29	27,006
3.50%, 05/01/48	18	17,154
3.50%, 04/01/49	51	47,751
3.50%, 05/01/49	11	10,021
3.50%, 06/01/49	15	14,093
4.00%, 09/01/45	12	11,431
4.00%, 02/01/46	97	93,960
4.00%, 10/01/46	6	5,440
4.00%, 10/01/47	3	2,419
4.00%, 01/01/48	21	19,793
4.00%, 02/01/48	9	9,121
4.00%, 06/01/48	24	22,899
4.00%, 12/01/48	14	13,380
4.00%, 01/01/49	4	3,527
4.50%, 10/01/48	24	23,767
4.50%, 01/01/49	10	10,388
4.50%, 10/01/52	198	193,049
5.00%, 12/01/41	187	191,299
5.00%, 08/01/52	50	49,818
5.00%, 10/01/52	50	49,818
5.00%, 11/01/52	50	49,794
Federal National Mortgage Association
2.00%, 04/01/37	68	60,738
2.00%, 12/15/37(k)	667	600,255
2.50%, 12/16/35(k)	225	207,878
2.50%, 01/01/52	1,005	860,905
3.00%, 02/01/47	31	28,207
3.50%, 11/01/51	291	273,683
4.00%, 12/15/37(k)	44	43,010
4.00%, 02/01/47	28	26,951
4.00%, 02/01/57	22	21,581
4.50%, 09/01/52	650	633,141
4.50%, 10/01/52	100	97,980
5.00%, 10/01/52	50	50,101
Series 2018-M12, Class A2, 3.76%, 08/25/30(a)	280	264,972
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	250	201,963
Freddie Mac Multifamily Structured Pass Through Certificates
Series K056, Class A2, 2.53%, 05/25/26	35	32,834
Series K066, Class A2, 3.12%, 06/25/27 (Call 07/25/27)	100	94,931
Series K078, Class A2, 3.85%, 06/25/28 (Call 10/25/28)	175	170,973
Series K090, Class A2, 3.42%, 02/25/29 (Call 10/25/29)	100	94,896
Series K-1512, Class A2, 2.99%, 05/25/31	70	63,279
Government National Mortgage Association
2.00%, 08/20/50	171	145,734
2.00%, 12/20/50	379	323,609
2.00%, 10/20/51	508	432,584
2.00%, 12/20/51	1,220	1,037,698
2.00%, 12/20/52(k)	1,525	1,297,680
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.50%, 12/20/46	$40	$35,884
2.50%, 01/20/47	19	16,908
2.50%, 08/20/50	152	133,942
2.50%, 09/20/50	220	193,951
2.50%, 01/20/51	217	191,672
2.50%, 02/20/51	103	91,022
2.50%, 05/20/51	258	227,447
2.50%, 07/20/51	970	853,466
2.50%, 08/20/51	635	558,227
2.50%, 11/20/51	1,031	905,281
2.50%, 12/20/51	328	288,101
2.50%, 02/20/52	714	626,462
3.00%, 03/20/45	35	32,388
3.00%, 05/20/45	78	71,503
3.00%, 07/20/45	66	60,865
3.00%, 10/20/45	7	6,591
3.00%, 11/20/45	227	207,968
3.00%, 12/20/45	21	19,042
3.00%, 01/20/46	11	10,032
3.00%, 02/20/46	25	23,059
3.00%, 03/20/46	62	56,567
3.00%, 05/20/46	30	27,724
3.00%, 06/20/46	22	19,843
3.00%, 07/20/46	18	16,678
3.00%, 08/20/46	97	89,346
3.00%, 09/20/46	58	53,408
3.00%, 11/20/46	30	27,426
3.00%, 12/20/46	89	81,770
3.00%, 02/20/47	19	17,708
3.00%, 06/20/47	29	26,277
3.00%, 11/20/47	116	106,090
3.00%, 02/20/48	19	17,886
3.00%, 04/20/49	372	341,622
3.00%, 09/20/49	16	14,325
3.00%, 01/20/50	112	102,268
3.00%, 02/20/50	122	111,003
3.00%, 08/20/50	121	110,141
3.00%, 10/20/51	11	9,529
3.00%, 11/20/51	204	184,313
3.00%, 02/20/52	28	25,658
3.00%, 12/20/52(k)	600	541,845
3.50%, 09/20/42	225	213,482
3.50%, 10/20/42	9	8,804
3.50%, 12/20/42	92	87,704
3.50%, 04/20/43	67	63,684
3.50%, 11/20/45	43	40,588
3.50%, 12/20/45	4	3,946
3.50%, 03/20/46	48	45,762
3.50%, 04/20/46	22	21,199
3.50%, 06/20/46	79	74,458
3.50%, 12/20/46	20	19,131
3.50%, 01/20/47	5	5,066
3.50%, 02/20/47	13	12,723
3.50%, 03/20/47	6	5,744
3.50%, 09/20/47	19	17,823
3.50%, 11/20/47	30	28,507
3.50%, 12/15/47	63	58,976
3.50%, 02/20/48	18	16,624
3.50%, 04/20/48	58	54,344
3.50%, 08/20/48	39	36,279

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.50%, 01/20/49	$16	$15,448
3.50%, 09/20/49	43	40,150
3.50%, 12/20/49	24	22,548
3.50%, 03/20/50	42	39,383
3.50%, 05/20/50	53	49,961
3.50%, 12/20/52(k)	1,100	1,021,109
4.00%, 04/20/47	81	78,946
4.00%, 06/20/47	55	53,622
4.00%, 07/20/47	146	142,085
4.00%, 11/20/47	30	28,676
4.00%, 03/20/48	38	36,790
4.00%, 04/20/48	18	17,301
4.00%, 05/15/48	8	7,404
4.00%, 05/20/48	45	43,987
4.00%, 08/20/48	49	47,231
4.00%, 09/20/48	20	18,993
4.00%, 11/20/48	106	103,096
4.00%, 02/20/50	69	66,148
4.00%, 12/20/52(k)	550	524,971
4.50%, 07/20/41	50	50,405
4.50%, 10/20/46	44	43,797
4.50%, 06/20/47	5	4,740
4.50%, 04/20/48	12	11,785
4.50%, 06/20/48	6	5,583
4.50%, 08/20/48	45	44,886
4.50%, 10/20/48	87	85,886
4.50%, 12/20/48	16	15,938
4.50%, 03/20/49	8	7,962
4.50%, 06/20/49	80	79,090
4.50%, 07/20/49	21	20,829
4.50%, 08/20/49	5	4,949
4.50%, 08/20/52	176	172,578
4.50%, 12/20/52(k)	1,423	1,393,706
5.00%, 04/20/48	14	13,838
5.00%, 05/20/48	25	25,684
5.00%, 11/20/48	5	4,616
5.00%, 12/20/48	28	28,016
5.00%, 01/20/49	38	38,342
5.00%, 05/20/49	4	3,543
5.00%, 06/20/49	116	117,534
5.00%, 12/20/52(k)	2,300	2,297,844
5.50%, 12/20/52(k)	1,300	1,315,418
Uniform Mortgage-Backed Securities
1.50%, 03/01/36	5	4,554
1.50%, 02/01/37	116	101,541
1.50%, 03/01/37	79	68,503
1.50%, 04/01/37	9	8,040
1.50%, 11/01/50	191	148,386
1.50%, 01/01/51	433	337,060
1.50%, 07/01/51	140	108,814
1.50%, 11/01/51	182	141,491
2.00%, 12/01/35	37	32,982
2.00%, 02/01/36	205	183,853
2.00%, 03/01/36	21	18,707
2.00%, 08/01/36	22	20,109
2.00%, 09/01/36	107	96,099
2.00%, 11/01/36	24	21,162
2.00%, 01/01/37	24	21,277
2.00%, 02/01/37	72	65,001
2.00%, 05/01/50	238	197,500
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
2.00%, 07/01/50	$243	$200,742
2.00%, 09/01/50	395	326,665
2.00%, 10/01/50	313	258,081
2.00%, 01/01/51	258	213,212
2.00%, 02/01/51	1,042	860,865
2.00%, 03/01/51	767	632,885
2.00%, 04/01/51	1,187	979,417
2.00%, 05/01/51	89	73,356
2.00%, 06/01/51	252	207,662
2.00%, 08/01/51	223	184,285
2.00%, 10/01/51	2,644	2,179,296
2.00%, 11/01/51	233	192,342
2.00%, 12/01/51	523	431,015
2.00%, 01/01/52	947	781,208
2.00%, 02/01/52	1,401	1,151,365
2.00%, 03/01/52	48	39,483
2.00%, 12/13/52(k)	5,692	4,688,189
2.50%, 04/01/32	30	27,870
2.50%, 07/01/35	32	29,360
2.50%, 10/01/35	65	60,378
2.50%, 05/01/36	37	33,970
2.50%, 07/01/36	98	90,478
2.50%, 04/01/47	35	30,355
2.50%, 06/01/50	54	46,523
2.50%, 07/01/50	73	63,165
2.50%, 08/01/50	110	95,116
2.50%, 09/01/50	612	526,378
2.50%, 10/01/50	453	390,944
2.50%, 11/01/50	1,277	1,096,528
2.50%, 12/01/50	49	41,969
2.50%, 01/01/51	76	65,164
2.50%, 02/01/51	75	64,353
2.50%, 04/01/51	47	40,427
2.50%, 07/01/51	91	78,363
2.50%, 08/01/51	46	39,018
2.50%, 11/01/51	122	104,310
2.50%, 12/01/51	1,047	897,030
2.50%, 01/01/52	1,867	1,600,416
2.50%, 03/01/52	71	60,746
2.50%, 04/01/52	1,450	1,241,188
2.50%, 05/01/52	600	512,663
2.50%, 07/01/52	600	512,768
2.50%, 08/01/52	1,200	1,024,493
2.50%, 12/13/52(k)	5,517	4,719,190
3.00%, 03/01/30	58	56,147
3.00%, 01/01/31	30	29,187
3.00%, 02/01/31	9	8,375
3.00%, 02/01/32	9	8,767
3.00%, 06/01/32	8	7,762
3.00%, 11/01/32	10	9,484
3.00%, 12/01/32	8	7,292
3.00%, 01/01/33	8	7,276
3.00%, 02/01/33	9	8,902
3.00%, 09/01/34	63	59,400
3.00%, 12/01/34	52	49,445
3.00%, 04/01/35	298	282,424
3.00%, 11/01/42	5	4,461
3.00%, 09/01/43	6	5,934
3.00%, 01/01/44	10	8,723
3.00%, 10/01/44	111	101,076

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
3.00%, 03/01/45	$57	$52,378
3.00%, 05/01/45	27	24,673
3.00%, 07/01/46	292	263,414
3.00%, 08/01/46	24	21,993
3.00%, 11/01/46	206	186,738
3.00%, 12/01/46	142	128,768
3.00%, 01/01/47	63	56,422
3.00%, 02/01/47	195	176,466
3.00%, 03/01/47	107	97,351
3.00%, 07/01/47	54	49,137
3.00%, 08/01/47	8	7,168
3.00%, 12/01/47	43	38,419
3.00%, 03/01/48	17	15,607
3.00%, 11/01/48	64	57,570
3.00%, 02/01/49	929	839,989
3.00%, 09/01/49	112	101,243
3.00%, 11/01/49	8	7,603
3.00%, 12/01/49	15	13,658
3.00%, 02/01/50	39	35,129
3.00%, 05/01/51	359	322,770
3.00%, 08/01/51	130	115,909
3.00%, 11/01/51	112	99,088
3.00%, 04/01/52	708	626,313
3.00%, 05/01/52	482	426,574
3.00%, 12/13/52(k)	3,500	3,097,325
3.50%, 03/01/33	10	9,919
3.50%, 04/01/33	14	13,901
3.50%, 05/01/33	9	9,060
3.50%, 02/01/34	25	24,489
3.50%, 07/01/34	14	13,562
3.50%, 08/01/34	9	8,667
3.50%, 12/15/37(k)	50	48,035
3.50%, 02/01/45	11	10,807
3.50%, 01/01/46	18	16,938
3.50%, 03/01/46	51	48,031
3.50%, 07/01/46	8	7,948
3.50%, 08/01/46	265	248,412
3.50%, 10/01/46	59	54,749
3.50%, 12/01/46	59	54,878
3.50%, 01/01/47	71	67,264
3.50%, 02/01/47	22	20,561
3.50%, 05/01/47	17	15,564
3.50%, 08/01/47	13	11,777
3.50%, 11/01/47	11	10,161
3.50%, 01/01/48	119	112,081
3.50%, 02/01/48	148	138,672
3.50%, 03/01/48	5	4,729
3.50%, 04/01/48	42	38,812
3.50%, 05/01/48	13	12,754
3.50%, 06/01/48	31	28,527
3.50%, 11/01/48	11	10,692
3.50%, 01/01/49	56	52,128
3.50%, 04/01/49	10	9,691
3.50%, 06/01/49	97	91,194
3.50%, 07/01/49	42	39,267
3.50%, 06/01/50	962	886,415
3.50%, 02/01/51	470	434,782
3.50%, 12/13/52(k)	2,650	2,425,578
4.00%, 07/01/32	7	6,785
4.00%, 05/01/33	6	6,153
Security	Par (000)	Value

Mortgage-Backed Securities (continued)
4.00%, 06/01/33	$6	$5,781
4.00%, 07/01/33	4	3,835
4.00%, 12/01/33	16	16,053
4.00%, 06/01/38	6	5,478
4.00%, 01/01/45	43	41,561
4.00%, 03/01/45	7	6,646
4.00%, 06/01/45	19	18,534
4.00%, 06/01/46	83	80,609
4.00%, 07/01/46	189	182,187
4.00%, 10/01/46	9	8,597
4.00%, 02/01/47	5	5,141
4.00%, 08/01/47	4	3,382
4.00%, 09/01/47	39	38,286
4.00%, 10/01/47	56	54,300
4.00%, 01/01/48	46	44,122
4.00%, 09/01/48	212	203,683
4.00%, 10/01/48	20	19,429
4.00%, 11/01/48	25	24,336
4.00%, 12/01/48	13	12,598
4.00%, 01/01/49	10	9,878
4.00%, 02/01/49	6	5,592
4.00%, 03/01/49	27	26,201
4.00%, 04/01/49	46	43,903
4.00%, 05/01/49	27	26,314
4.00%, 06/01/49	60	57,550
4.00%, 07/01/49	139	133,585
4.00%, 12/01/49	21	20,397
4.00%, 02/01/50	5	4,611
4.00%, 04/01/50	211	201,728
4.00%, 05/01/50	23	21,895
4.00%, 03/01/51	220	211,516
4.00%, 05/01/52	102	96,881
4.00%, 12/13/52(k)	3,096	2,927,534
4.50%, 01/01/44	109	107,817
4.50%, 02/01/46	17	16,736
4.50%, 04/01/47	7	7,252
4.50%, 10/01/47	17	16,328
4.50%, 03/01/48	13	12,794
4.50%, 06/01/48	10	10,372
4.50%, 07/01/48	2	2,112
4.50%, 08/01/48	28	27,570
4.50%, 10/01/48	36	35,247
4.50%, 11/01/48	46	45,145
4.50%, 12/01/48	59	57,461
4.50%, 01/01/49	20	19,875
4.50%, 02/01/49	62	60,824
4.50%, 04/01/49	80	79,172
4.50%, 05/01/49	30	29,282
4.50%, 06/01/52	207	201,129
4.50%, 12/13/52(k)	1,575	1,532,918
5.00%, 03/01/48	5	4,918
5.00%, 04/01/48	16	16,341
5.00%, 05/01/48	11	10,708
5.00%, 07/01/48	13	13,108
5.00%, 01/01/49	10	9,940
5.00%, 04/01/49	16	16,477
5.00%, 12/13/52(k)	725	721,375
5.50%, 01/01/47	14	14,725
5.50%, 12/13/52(k)	750	758,514

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mortgage-Backed Securities (continued)
6.00%, 02/01/49	$32	$33,405
		73,891,884
U.S. Government Agency Obligations — 0.1%
Federal Home Loan Banks, 3.00%, 03/10/28	60	57,020
Tennessee Valley Authority, Series A, 2.88%, 02/01/27	25	23,925
		80,945
U.S. Government Obligations — 21.9%
U.S. Treasury Note/Bond
0.63%, 11/30/27	600	512,859
0.63%, 12/31/27	300	255,867
0.63%, 05/15/30	200	160,750
0.63%, 08/15/30	500	399,531
0.75%, 01/31/28	500	428,281
0.88%, 11/15/30	700	568,969
1.00%, 07/31/28	660	565,950
1.13%, 02/29/28	400	349,125
1.13%, 08/31/28	700	603,750
1.13%, 02/15/31	750	621,562
1.25%, 03/31/28	500	438,438
1.25%, 04/30/28	770	673,991
1.25%, 05/31/28	1,044	911,869
1.25%, 06/30/28	570	496,880
1.25%, 09/30/28	910	789,070
1.25%, 08/15/31	1,980	1,631,025
1.38%, 10/31/28	1,000	871,953
1.38%, 12/31/28	500	435,508
1.38%, 11/15/31	1,300	1,075,953
1.50%, 11/30/28	700	613,977
1.50%, 02/15/30	200	172,781
1.63%, 08/15/29	475	417,258
1.63%, 05/15/31	1,100	941,016
1.75%, 01/31/29	830	737,273
1.75%, 11/15/29	50	44,320
1.88%, 02/28/29	320	286,475
1.88%, 02/15/32	1,170	1,008,211
2.38%, 03/31/29	870	800,808
2.38%, 05/15/29	700	644,273
2.63%, 02/15/29	910	851,063
2.63%, 07/31/29	700	653,406
2.75%, 02/15/28	500	474,102
2.75%, 05/31/29	500	470,352
2.75%, 08/15/32	1,490	1,380,811
2.88%, 05/15/28	950	904,949
2.88%, 08/15/28	650	618,312
2.88%, 04/30/29	700	663,633
2.88%, 05/15/32	1,550	1,453,609
3.13%, 11/15/28	500	481,445
3.13%, 08/31/29	700	673,750
3.25%, 06/30/29	700	678,344
3.88%, 09/30/29	520	523,900
4.00%, 10/31/29	730	741,520
4.13%, 11/15/32	250	259,883
5.25%, 11/15/28	200	214,344
5.25%, 02/15/29	550	591,078
5.38%, 02/15/31	300	334,406
6.13%, 08/15/29	500	567,109
Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
6.25%, 05/15/30	$300	$347,766
		30,341,505
Total U.S. Government & Agency Obligations — 75.4%
(Cost: $110,159,539)		104,314,334

Total Long-Term Investments — 102.5%
(Cost: $150,804,931)		141,872,968

Short-Term Securities

Money Market Funds — 21.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.06%(l)(m)	28,484	28,487,291
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(l)(m)(n)	1,483	1,482,839

Total Short-Term Securities — 21.7%
(Cost: $29,964,497)		29,970,130

Total Investments Before TBA Sales Commitments — 124.2%
(Cost: $180,769,428)		171,843,098

TBA Sales Commitments(k)

Mortgage-Backed Securities — (3.4)%
Government National Mortgage Association
5.00%, 12/20/52	(500)	(499,531)
5.50%, 12/20/52	(500)	(505,930)
Uniform Mortgage-Backed Securities
2.50%, 12/13/52	(3,400)	(2,908,328)
4.50%, 12/13/52	(650)	(632,633)
5.00%, 12/13/52	(200)	(199,000)

Total TBA Sales Commitments — (3.4)%
(Proceeds: $(4,692,227))		(4,745,422)

Total Investments, Net of TBA Sales Commitments — 120.8%
(Cost: $176,077,201)		167,097,676

Liabilities in Excess of Other Assets — (20.8)%		(28,740,881)

Net Assets — 100.0%		$138,356,795

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Perpetual security with no stated maturity date.

(f)	U.S. dollar denominated security issued by foreign domiciled entity.

(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(h)	Zero-coupon bond.

(i)	Issuer filed for bankruptcy and/or is in default.

(j)	Non-income producing security.

(k)	Represents or includes a TBA transaction.

(l)	Affiliate of the Fund.

(m)	Annualized 7-day yield as of period end.

(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® Core 5-10 Year USD Bond ETF
November 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/22	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/22	Shares Held at 11/30/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$5,859,959	$22,623,862	(a)	$—	$(938)	$4,408	$28,487,291	28,484	$141,145		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	348,175	1,134,664	(a)	—	—	—	1,482,839	1,483	7,965	(b)	—
					$(938)	$4,408	$29,970,130		$149,110		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Collaterized Mortgage Obligations	$—	$1,007,773	$—	$1,007,773
Corporate Bonds & Notes	—	31,829,481	—	31,829,481
Foreign Government Obligations	—	4,669,638	—	4,669,638
Municipal Debt Obligations	—	51,742	—	51,742
U.S. Government & Agency Obligations	—	104,314,334	—	104,314,334
Money Market Funds	29,970,130	—	—	29,970,130
	29,970,130	141,872,968	—	171,843,098
Liabilities
TBA Sales Commitments	—	(4,745,422)	—	(4,745,422)
	$29,970,130	$137,127,546	$—	$167,097,676

Portfolio Abbreviation

GO	General Obligation	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate	TBA	To-Be-Announced
RB	Revenue Bond
SCA	Svenska Celluosa Aktiebolaget